Quarterly portfolio holdings
John Hancock
Bond Fund
Fixed income
February 28, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 2-28-26 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 47.7%				$13,163,668,426
(Cost $13,084,514,710)
U.S. Government 15.3%				4,220,638,205
U.S. Treasury
Bond	1.375	08-15-50	633,459,000	326,082,915
Bond	1.625	11-15-50	416,042,000	228,286,797
Bond	2.000	02-15-50	444,011,000	271,540,477
Bond	3.375	11-15-48	155,041,000	127,121,508
Bond	4.000	11-15-42	45,277,000	42,708,945
Bond	4.625	11-15-44	159,844,000	161,348,781
Bond	4.625	11-15-55	385,458,000	384,795,494
Bond	4.750	11-15-43	286,320,000	294,708,283
Bond	4.750	08-15-55	457,378,000	465,739,442
Bond	4.875	08-15-45	400,119,000	416,186,279
Note	3.750	01-31-31	124,809,000	126,076,591
Note	4.000	01-31-33	477,442,000	485,648,032
Note	4.125	02-15-36	451,550,000	457,547,148
Note	4.250	06-30-31	418,985,000	432,847,513
U.S. Government Agency 32.4%				8,943,030,221
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.000	06-01-36	43,263,851	40,457,852
15 Yr Pass Thru	4.500	11-01-37	12,445,558	12,559,677
15 Yr Pass Thru	4.500	12-01-37	7,847,398	7,909,545
15 Yr Pass Thru	4.500	01-01-38	8,338,767	8,404,805
15 Yr Pass Thru	4.500	02-01-38	26,197,211	26,404,677
30 Yr Pass Thru	2.000	09-01-50	98,259,142	82,748,151
30 Yr Pass Thru	2.000	03-01-52	52,597,218	44,195,707
30 Yr Pass Thru	2.500	09-01-50	22,478,935	19,817,105
30 Yr Pass Thru	2.500	08-01-51	50,011,017	44,135,877
30 Yr Pass Thru	2.500	11-01-51	37,642,228	33,196,609
30 Yr Pass Thru	2.500	12-01-51	11,784,230	10,337,251
30 Yr Pass Thru	3.000	03-01-43	2,267,534	2,142,266
30 Yr Pass Thru	3.000	12-01-45	7,731,238	7,216,117
30 Yr Pass Thru	3.000	05-01-46	1,530,249	1,430,815
30 Yr Pass Thru	3.000	10-01-46	3,212,199	2,988,415
30 Yr Pass Thru	3.000	10-01-46	2,490,881	2,332,917
30 Yr Pass Thru	3.000	10-01-46	4,709,332	4,381,247
30 Yr Pass Thru	3.000	10-01-46	34,734,147	32,325,181
30 Yr Pass Thru	3.000	12-01-46	26,868,978	24,988,703
30 Yr Pass Thru	3.000	12-01-46	6,266,668	5,855,547
30 Yr Pass Thru	3.000	04-01-47	18,176,468	16,898,810
30 Yr Pass Thru	3.000	09-01-49	9,510,604	8,757,560
30 Yr Pass Thru	3.000	10-01-49	11,838,119	10,911,882
30 Yr Pass Thru	3.000	12-01-49	11,415,624	10,433,259
30 Yr Pass Thru	3.000	01-01-50	9,868,852	9,087,442
30 Yr Pass Thru	3.000	02-01-50	6,027,704	5,550,434
30 Yr Pass Thru	3.000	11-01-50	12,209,525	11,158,841
30 Yr Pass Thru	3.000	06-01-51	59,901,796	54,971,614
30 Yr Pass Thru	3.000	02-01-52	44,465,435	40,666,780
30 Yr Pass Thru	3.000	06-01-52	52,428,877	47,982,677
30 Yr Pass Thru	3.000	08-01-52	61,049,367	56,062,891
30 Yr Pass Thru	3.500	08-01-46	25,442,398	24,536,378
30 Yr Pass Thru	3.500	10-01-46	10,256,441	9,809,243
30 Yr Pass Thru	3.500	04-01-47	5,625,843	5,420,229
30 Yr Pass Thru	3.500	08-01-47	29,615,622	28,222,551
30 Yr Pass Thru	3.500	09-01-47	15,297,322	14,671,308
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	12-01-49	20,620,450	$19,540,951
30 Yr Pass Thru	3.500	03-01-52	20,657,932	19,634,571
30 Yr Pass Thru	3.500	03-01-52	34,383,072	32,507,875
30 Yr Pass Thru	3.500	03-01-52	29,417,387	27,941,710
30 Yr Pass Thru	3.500	04-01-52	70,330,262	66,846,213
30 Yr Pass Thru	3.500	07-01-52	20,127,079	19,029,380
30 Yr Pass Thru	3.500	07-01-52	38,903,670	36,867,028
30 Yr Pass Thru	3.500	07-01-52	29,115,876	27,546,140
30 Yr Pass Thru	3.500	09-01-52	73,080,314	69,254,494
30 Yr Pass Thru	3.500	11-01-52	71,056,358	67,825,006
30 Yr Pass Thru	4.000	03-01-47	12,137,853	11,984,987
30 Yr Pass Thru	4.000	07-01-48	12,001,285	11,850,138
30 Yr Pass Thru	4.000	08-01-48	6,031,709	5,944,435
30 Yr Pass Thru	4.000	08-01-49	63,635,232	62,364,348
30 Yr Pass Thru	4.000	05-01-52	102,185,543	99,633,827
30 Yr Pass Thru	4.000	06-01-52	66,926,701	65,192,703
30 Yr Pass Thru	4.000	06-01-52	57,064,093	55,888,779
30 Yr Pass Thru	4.000	08-01-52	27,801,482	27,228,871
30 Yr Pass Thru	4.000	08-01-52	32,298,155	31,491,625
30 Yr Pass Thru	4.000	08-01-52	61,231,950	59,932,522
30 Yr Pass Thru	4.000	02-01-53	10,967,945	10,772,893
30 Yr Pass Thru	4.000	04-01-53	19,786,029	19,397,058
30 Yr Pass Thru	4.000	04-01-53	21,517,758	21,061,121
30 Yr Pass Thru	4.000	06-01-53	51,052,362	49,968,960
30 Yr Pass Thru	4.000	01-01-54	33,543,016	32,652,989
30 Yr Pass Thru	4.500	06-01-52	20,083,296	20,034,379
30 Yr Pass Thru	4.500	07-01-52	17,739,772	17,663,301
30 Yr Pass Thru	4.500	08-01-52	50,865,493	50,725,704
30 Yr Pass Thru	4.500	08-01-52	42,066,080	41,950,474
30 Yr Pass Thru	4.500	09-01-52	26,592,746	26,478,112
30 Yr Pass Thru	4.500	09-01-52	30,068,795	30,070,728
30 Yr Pass Thru	4.500	10-01-52	31,395,095	31,426,547
30 Yr Pass Thru	4.500	10-01-52	30,314,923	30,316,872
30 Yr Pass Thru	4.500	12-01-52	18,686,253	18,599,863
30 Yr Pass Thru	4.500	12-01-52	73,547,535	73,621,215
30 Yr Pass Thru	4.500	03-01-53	44,386,670	44,070,495
30 Yr Pass Thru	4.500	04-01-53	18,428,275	18,417,942
30 Yr Pass Thru	4.500	08-01-53	57,121,016	57,053,288
30 Yr Pass Thru	4.500	08-01-53	13,295,397	13,254,703
30 Yr Pass Thru	4.500	02-01-54	32,260,027	32,110,883
30 Yr Pass Thru	5.000	08-01-52	31,442,604	32,038,982
30 Yr Pass Thru	5.000	08-01-52	33,597,544	34,208,549
30 Yr Pass Thru	5.000	10-01-52	43,078,439	43,868,593
30 Yr Pass Thru	5.000	10-01-52	31,963,271	32,349,777
30 Yr Pass Thru	5.000	10-01-52	22,645,308	23,067,749
30 Yr Pass Thru	5.000	12-01-52	25,211,512	25,673,946
30 Yr Pass Thru	5.000	01-01-53	51,045,734	51,710,845
30 Yr Pass Thru	5.000	03-01-53	37,233,969	37,847,109
30 Yr Pass Thru	5.000	04-01-53	34,109,449	34,676,467
30 Yr Pass Thru	5.000	06-01-53	51,003,438	51,843,322
30 Yr Pass Thru	5.000	06-01-53	35,692,321	36,056,997
30 Yr Pass Thru	5.000	07-01-53	9,392,103	9,495,255
30 Yr Pass Thru	5.000	07-01-53	39,325,118	39,954,261
30 Yr Pass Thru	5.000	08-01-53	65,765,078	66,848,045
30 Yr Pass Thru	5.000	08-01-53	49,186,335	49,996,297
30 Yr Pass Thru	5.000	08-01-53	42,994,316	43,702,312
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	12-01-54	37,027,903	$37,620,294
30 Yr Pass Thru	5.500	11-01-39	1,480,492	1,554,665
30 Yr Pass Thru	5.500	06-01-53	32,213,432	33,255,904
30 Yr Pass Thru	5.500	07-01-53	37,467,682	38,680,189
30 Yr Pass Thru	5.500	09-01-53	24,144,657	24,926,012
30 Yr Pass Thru	5.500	09-01-53	36,764,407	37,954,155
30 Yr Pass Thru	5.500	12-01-53	11,362,024	11,632,499
30 Yr Pass Thru	5.500	04-01-54	27,874,404	28,811,302
30 Yr Pass Thru	5.500	01-01-55	57,825,661	59,331,054
30 Yr Pass Thru	5.500	01-01-55	20,394,895	21,045,661
30 Yr Pass Thru	5.500	02-01-55	19,561,096	20,204,818
30 Yr Pass Thru	5.500	02-01-55	44,860,726	46,238,884
30 Yr Pass Thru	5.500	05-01-55	66,426,008	68,549,701
Federal National Mortgage Association
15 Yr Pass Thru	2.000	04-01-37	44,338,801	41,463,084
15 Yr Pass Thru	2.000	03-01-38	65,364,197	61,104,393
15 Yr Pass Thru	2.500	01-01-36	41,753,937	40,211,471
15 Yr Pass Thru	4.500	11-01-37	23,545,361	23,775,973
15 Yr Pass Thru	4.500	11-01-37	15,039,135	15,158,235
15 Yr Pass Thru	4.500	02-01-38	23,168,422	23,351,902
30 Yr Pass Thru	2.000	09-01-50	15,867,799	13,362,940
30 Yr Pass Thru	2.000	02-01-51	51,705,745	43,236,577
30 Yr Pass Thru	2.000	07-01-51	77,790,703	65,121,865
30 Yr Pass Thru	2.000	07-01-51	96,380,707	80,684,338
30 Yr Pass Thru	2.500	08-01-50	20,505,528	18,109,418
30 Yr Pass Thru	2.500	08-01-50	22,962,259	20,329,305
30 Yr Pass Thru	2.500	09-01-50	94,134,237	83,340,391
30 Yr Pass Thru	2.500	09-01-50	9,235,723	8,168,055
30 Yr Pass Thru	2.500	09-01-50	50,542,963	44,636,921
30 Yr Pass Thru	2.500	07-01-51	75,818,701	66,580,048
30 Yr Pass Thru	2.500	08-01-51	4,363,265	3,843,865
30 Yr Pass Thru	2.500	08-01-51	32,955,881	29,032,833
30 Yr Pass Thru	2.500	10-01-51	18,054,061	15,904,917
30 Yr Pass Thru	2.500	11-01-51	36,568,374	32,272,435
30 Yr Pass Thru	2.500	11-01-51	35,314,819	30,945,426
30 Yr Pass Thru	2.500	01-01-52	41,530,638	36,521,964
30 Yr Pass Thru	2.500	02-01-52	106,320,501	93,531,272
30 Yr Pass Thru	2.500	03-01-52	882,240	775,564
30 Yr Pass Thru (A)	3.000	TBA	143,858,000	130,084,719
30 Yr Pass Thru	3.000	07-01-42	1,459,737	1,376,339
30 Yr Pass Thru	3.000	10-01-42	2,401,299	2,256,419
30 Yr Pass Thru	3.000	10-01-42	1,400,113	1,313,811
30 Yr Pass Thru	3.000	04-01-43	1,145,639	1,074,622
30 Yr Pass Thru	3.000	12-01-45	12,855,387	11,935,153
30 Yr Pass Thru	3.000	08-01-46	16,939,620	15,741,279
30 Yr Pass Thru	3.000	08-01-46	13,705,876	12,736,296
30 Yr Pass Thru	3.000	09-01-46	1,557,808	1,457,342
30 Yr Pass Thru	3.000	10-01-46	1,383,486	1,294,262
30 Yr Pass Thru	3.000	10-01-46	10,720,343	9,928,464
30 Yr Pass Thru	3.000	01-01-47	12,518,581	11,629,080
30 Yr Pass Thru	3.000	02-01-47	6,765,457	6,316,454
30 Yr Pass Thru	3.000	10-01-47	15,128,026	14,048,385
30 Yr Pass Thru	3.000	11-01-47	15,668,868	14,560,423
30 Yr Pass Thru	3.000	11-01-48	28,485,054	26,372,049
30 Yr Pass Thru	3.000	11-01-48	9,607,131	8,907,731
30 Yr Pass Thru	3.000	09-01-49	13,467,500	12,401,151
30 Yr Pass Thru	3.000	09-01-49	26,381,424	23,905,081
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	10-01-49	5,856,823	$5,367,459
30 Yr Pass Thru	3.000	10-01-49	23,235,535	21,417,543
30 Yr Pass Thru	3.000	11-01-49	18,170,926	16,465,278
30 Yr Pass Thru	3.000	11-01-49	16,090,396	14,831,453
30 Yr Pass Thru	3.000	11-01-49	13,025,706	11,994,338
30 Yr Pass Thru	3.000	11-01-49	13,879,101	12,719,441
30 Yr Pass Thru	3.000	12-01-49	15,621,236	14,384,356
30 Yr Pass Thru	3.000	01-01-50	13,874,335	12,762,766
30 Yr Pass Thru	3.000	02-01-50	33,873,330	30,693,745
30 Yr Pass Thru	3.000	12-01-51	35,013,439	31,873,455
30 Yr Pass Thru	3.000	12-01-51	82,127,448	75,008,690
30 Yr Pass Thru	3.000	01-01-52	31,722,730	29,052,329
30 Yr Pass Thru	3.000	01-01-52	20,205,504	18,498,303
30 Yr Pass Thru	3.000	02-01-52	14,071,789	12,869,645
30 Yr Pass Thru	3.000	02-01-52	30,001,817	27,429,405
30 Yr Pass Thru	3.000	02-01-52	43,551,485	39,490,662
30 Yr Pass Thru	3.000	03-01-52	112,588,506	102,864,586
30 Yr Pass Thru	3.000	04-01-52	148,646,074	134,693,128
30 Yr Pass Thru	3.000	05-01-52	11,037,565	10,129,125
30 Yr Pass Thru (A)	3.500	TBA	144,844,000	136,504,158
30 Yr Pass Thru	3.500	04-01-45	4,380,423	4,217,139
30 Yr Pass Thru	3.500	02-01-47	16,125,349	15,462,582
30 Yr Pass Thru	3.500	03-01-47	17,951,870	17,258,912
30 Yr Pass Thru	3.500	07-01-47	20,183,063	19,422,900
30 Yr Pass Thru	3.500	11-01-47	17,149,799	16,418,130
30 Yr Pass Thru	3.500	01-01-48	12,414,572	11,865,527
30 Yr Pass Thru	3.500	06-01-49	13,361,810	12,758,345
30 Yr Pass Thru	3.500	06-01-49	40,752,847	38,925,045
30 Yr Pass Thru	3.500	12-01-49	17,439,895	16,548,700
30 Yr Pass Thru	3.500	02-01-50	19,716,848	18,709,300
30 Yr Pass Thru	3.500	03-01-50	22,625,797	21,335,258
30 Yr Pass Thru	3.500	06-01-50	20,402,779	19,372,930
30 Yr Pass Thru	3.500	09-01-50	38,287,199	36,378,548
30 Yr Pass Thru	3.500	03-01-51	34,382,952	32,615,207
30 Yr Pass Thru	3.500	02-01-52	18,776,147	17,898,814
30 Yr Pass Thru	3.500	03-01-52	19,067,306	18,110,825
30 Yr Pass Thru	3.500	04-01-52	25,221,169	23,908,699
30 Yr Pass Thru	3.500	04-01-52	17,897,093	16,999,314
30 Yr Pass Thru	3.500	04-01-52	28,538,303	26,999,706
30 Yr Pass Thru	3.500	04-01-52	37,519,025	35,660,393
30 Yr Pass Thru	3.500	04-01-52	69,451,314	65,663,550
30 Yr Pass Thru	3.500	05-01-52	18,625,307	17,650,255
30 Yr Pass Thru	3.500	05-01-52	43,434,926	41,025,334
30 Yr Pass Thru	3.500	08-01-52	57,937,688	54,904,598
30 Yr Pass Thru	3.500	09-01-52	25,483,274	24,109,384
30 Yr Pass Thru	3.500	09-01-52	30,911,675	29,191,994
30 Yr Pass Thru	3.500	12-01-52	50,193,774	47,628,827
30 Yr Pass Thru	3.500	08-01-53	32,384,196	30,810,295
30 Yr Pass Thru	4.000	03-01-47	5,586,794	5,510,136
30 Yr Pass Thru	4.000	01-01-49	3,652,225	3,580,426
30 Yr Pass Thru	4.000	07-01-49	8,146,366	8,014,220
30 Yr Pass Thru	4.000	07-01-49	11,139,220	10,958,526
30 Yr Pass Thru	4.000	02-01-50	19,067,016	18,698,138
30 Yr Pass Thru	4.000	03-01-51	72,049,217	70,767,901
30 Yr Pass Thru	4.000	08-01-51	40,411,621	39,718,202
30 Yr Pass Thru	4.000	10-01-51	134,683,839	132,204,457
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	04-01-52	7,466,686	$7,317,566
30 Yr Pass Thru	4.000	05-01-52	39,503,942	38,517,474
30 Yr Pass Thru	4.000	05-01-52	76,411,209	74,503,114
30 Yr Pass Thru	4.000	05-01-52	44,740,388	43,804,915
30 Yr Pass Thru	4.000	06-01-52	40,003,940	39,355,021
30 Yr Pass Thru	4.000	06-01-52	27,807,668	27,113,271
30 Yr Pass Thru	4.000	06-01-52	18,934,271	18,562,044
30 Yr Pass Thru	4.000	07-01-52	30,826,035	30,220,029
30 Yr Pass Thru	4.000	07-01-52	31,835,510	31,159,916
30 Yr Pass Thru	4.000	07-01-52	24,137,387	23,625,158
30 Yr Pass Thru	4.000	07-01-52	16,839,198	16,423,962
30 Yr Pass Thru	4.000	09-01-52	55,039,771	53,871,750
30 Yr Pass Thru	4.000	09-01-52	21,983,446	21,427,619
30 Yr Pass Thru	4.000	10-01-52	21,561,751	21,117,657
30 Yr Pass Thru	4.000	09-01-53	80,585,080	78,925,317
30 Yr Pass Thru	4.000	11-01-53	37,442,455	36,647,874
30 Yr Pass Thru	4.500	05-01-52	27,480,056	27,498,998
30 Yr Pass Thru	4.500	06-01-52	31,393,789	31,317,323
30 Yr Pass Thru	4.500	06-01-52	73,318,107	73,002,055
30 Yr Pass Thru	4.500	07-01-52	60,973,782	60,710,942
30 Yr Pass Thru	4.500	07-01-52	40,911,736	40,952,721
30 Yr Pass Thru	4.500	07-01-52	50,117,390	49,901,349
30 Yr Pass Thru	4.500	08-01-52	47,396,336	47,058,722
30 Yr Pass Thru	4.500	08-01-52	33,460,771	33,306,075
30 Yr Pass Thru	4.500	08-01-52	61,620,464	61,354,836
30 Yr Pass Thru	4.500	09-01-52	49,149,903	49,199,141
30 Yr Pass Thru	4.500	09-01-52	130,062,464	129,136,003
30 Yr Pass Thru	4.500	09-01-52	38,303,121	38,197,857
30 Yr Pass Thru	4.500	09-01-52	18,862,029	18,810,192
30 Yr Pass Thru	4.500	10-01-52	12,168,618	12,180,808
30 Yr Pass Thru	4.500	10-01-52	33,959,997	33,802,994
30 Yr Pass Thru	4.500	10-01-52	22,438,956	22,440,399
30 Yr Pass Thru	4.500	11-01-52	26,278,934	26,198,502
30 Yr Pass Thru	4.500	11-01-52	6,512,936	6,509,284
30 Yr Pass Thru	4.500	12-01-52	34,262,147	34,103,747
30 Yr Pass Thru	4.500	12-01-52	53,571,236	53,239,860
30 Yr Pass Thru	4.500	02-01-53	27,538,815	27,544,029
30 Yr Pass Thru	4.500	03-01-53	27,684,460	27,556,469
30 Yr Pass Thru	4.500	08-01-53	27,970,500	27,841,186
30 Yr Pass Thru	5.000	07-01-52	51,868,262	52,576,508
30 Yr Pass Thru	5.000	07-01-52	24,718,362	24,992,985
30 Yr Pass Thru	5.000	09-01-52	31,294,766	31,731,866
30 Yr Pass Thru	5.000	10-01-52	35,402,325	36,035,088
30 Yr Pass Thru	5.000	10-01-52	35,554,371	35,984,302
30 Yr Pass Thru	5.000	10-01-52	98,993,199	100,190,245
30 Yr Pass Thru	5.000	11-01-52	31,175,049	31,746,868
30 Yr Pass Thru	5.000	12-01-52	31,069,807	31,625,134
30 Yr Pass Thru	5.000	01-01-53	6,519,930	6,639,520
30 Yr Pass Thru	5.000	01-01-53	27,083,554	27,529,544
30 Yr Pass Thru	5.000	04-01-53	7,230,718	7,350,918
30 Yr Pass Thru	5.000	04-01-53	28,101,360	28,568,503
30 Yr Pass Thru	5.000	04-01-53	7,690,339	7,821,784
30 Yr Pass Thru	5.000	05-01-53	62,374,540	63,401,674
30 Yr Pass Thru	5.000	05-01-53	28,896,437	29,218,768
30 Yr Pass Thru	5.000	07-01-53	73,481,780	74,691,820
30 Yr Pass Thru	5.000	11-01-53	49,955,069	50,371,804
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	11-01-54	59,636,872	$60,227,557
30 Yr Pass Thru	5.000	12-01-54	29,858,878	30,219,938
30 Yr Pass Thru	5.500	12-01-52	28,614,626	29,558,520
30 Yr Pass Thru	5.500	12-01-52	25,432,507	26,247,591
30 Yr Pass Thru	5.500	12-01-52	1,561,961	1,613,485
30 Yr Pass Thru	5.500	12-01-52	19,984,679	20,589,881
30 Yr Pass Thru	5.500	04-01-53	21,613,975	22,110,803
30 Yr Pass Thru	5.500	05-01-53	12,192,135	12,579,070
30 Yr Pass Thru	5.500	08-01-53	18,425,296	18,998,533
30 Yr Pass Thru	5.500	02-01-54	24,759,283	25,521,842
30 Yr Pass Thru	5.500	05-01-54	30,941,175	31,551,843
30 Yr Pass Thru	5.500	05-01-54	19,921,376	20,404,198
30 Yr Pass Thru	5.500	05-01-54	31,557,358	32,211,252
30 Yr Pass Thru	5.500	11-01-54	31,770,014	32,746,263
30 Yr Pass Thru	5.500	11-01-54	21,952,733	22,633,999
30 Yr Pass Thru	5.500	12-01-54	48,289,578	49,757,982
30 Yr Pass Thru	5.500	06-01-55	57,168,805	58,590,102
30 Yr Pass Thru	5.500	06-01-55	35,049,438	36,194,640
30 Yr Pass Thru	5.500	09-01-55	26,102,673	26,915,255
30 Yr Pass Thru (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%) (B)	6.372	07-01-33	170	176
30 Yr Pass Thru	7.000	09-01-31	53	56
30 Yr Pass Thru	7.000	09-01-31	21	22
30 Yr Pass Thru	7.000	09-01-31	491	515
30 Yr Pass Thru	7.000	01-01-32	26	27
30 Yr Pass Thru	7.500	09-01-29	12	12
30 Yr Pass Thru	7.500	12-01-29	11	12
30 Yr Pass Thru	7.500	01-01-31	6	6
30 Yr Pass Thru	7.500	05-01-31	54	56
Government National Mortgage Association
30 Yr Pass Thru	6.000	03-15-33	828	868
30 Yr Pass Thru	6.000	06-15-33	201	210
30 Yr Pass Thru	6.500	09-15-28	20	21
30 Yr Pass Thru	6.500	09-15-29	25	26
30 Yr Pass Thru	6.500	08-15-31	45	47

30 Yr Pass Thru	7.000	04-15-29	129	132
Foreign government obligations 0.2%				$45,761,625
(Cost $45,099,850)
Saudi Arabia 0.2%				45,761,625
Kingdom of Saudi Arabia Bond (C)	5.875	01-12-56	45,562,000	45,761,625

Corporate bonds 39.9%				$11,019,134,681
(Cost $10,862,627,966)
Communication services 3.1%				847,767,253
Diversified telecommunication services 1.2%
AT&T, Inc.	2.750	06-01-31	51,112,000	47,624,246
AT&T, Inc.	4.500	05-15-35	15,568,000	15,171,951
AT&T, Inc.	4.750	04-30-33	12,293,000	12,460,827
Black Pearl Compute LLC (C)	6.125	02-15-31	7,179,000	7,347,361
Cipher Compute LLC (C)	7.125	11-15-30	8,725,000	9,094,451
GCI LLC (C)	4.750	10-15-28	20,576,000	20,217,262
IHS Holding, Ltd. (C)(D)	7.875	05-29-30	14,040,000	14,699,909
IHS Holding, Ltd. (C)(D)	8.250	11-29-31	25,911,000	27,603,408
Iliad Holding SAS (C)	7.000	04-15-32	19,697,000	20,220,189
Iliad Holding SAS (C)	8.500	04-15-31	4,934,000	5,286,357
Level 3 Financing, Inc. (C)	6.875	06-30-33	31,492,000	32,615,477
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
NTT Finance Corp. (C)	5.171	07-16-32	17,022,000	$17,598,072
Sitios Latinoamerica SAB de CV (C)	6.000	11-25-29	30,549,000	31,618,215
STC Sukuk Company II, Ltd. (C)	4.489	01-15-31	24,020,000	24,081,563
SV RNO Property Owner 1 LLC (C)	5.875	03-01-31	13,821,000	13,882,915
Verizon Communications, Inc.	2.550	03-21-31	29,696,000	27,476,080
Windstream Services LLC (C)	8.250	10-01-31	10,483,000	11,036,869
Entertainment 0.3%
Discovery Global Holdings, Inc.	4.279	03-15-32	14,271,000	13,111,481
Discovery Global Holdings, Inc.	5.050	03-15-42	28,537,000	20,047,243
Roblox Corp. (C)	3.875	05-01-30	35,455,000	33,856,572
WMG Acquisition Corp. (C)	3.875	07-15-30	26,082,000	25,034,542
Interactive media and services 0.3%
Alphabet, Inc.	4.400	02-15-33	25,621,000	25,846,848
Meta Platforms, Inc.	4.200	11-15-30	29,871,000	30,133,701
Meta Platforms, Inc.	4.600	11-15-32	19,912,000	20,245,981
Meta Platforms, Inc.	5.625	11-15-55	11,519,000	11,275,088
Media 0.8%
Cable One, Inc. (C)(D)	4.000	11-15-30	13,897,000	9,620,585
CCO Holdings LLC (C)	4.250	02-01-31	15,717,000	14,649,821
CCO Holdings LLC (D)	4.500	05-01-32	10,461,000	9,573,431
CCO Holdings LLC (C)(D)	7.375	03-01-31	12,790,000	13,196,377
CCO Holdings LLC (C)	7.375	02-01-36	16,650,000	16,900,433
Charter Communications Operating LLC	6.384	10-23-35	45,520,000	47,548,724
Gray Media, Inc. (C)(D)	10.500	07-15-29	19,442,000	20,843,204
News Corp. (C)	3.875	05-15-29	16,886,000	16,473,630
News Corp. (C)	5.125	02-15-32	10,755,000	10,700,018
Paramount Global	4.200	05-19-32	7,750,000	6,824,443
Paramount Global	4.375	03-15-43	15,893,000	10,023,823
Paramount Global	4.950	05-19-50	32,321,000	20,425,532
Sirius XM Radio LLC (C)	4.000	07-15-28	12,818,000	12,513,490
Wireless telecommunication services 0.5%
Millicom International Cellular SA (C)	6.250	03-25-29	14,067,000	14,152,443
Millicom International Cellular SA (C)	7.375	04-02-32	6,374,000	6,594,203
T-Mobile USA, Inc.	3.875	04-15-30	79,216,000	78,607,020
Vodafone Group PLC (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%)	7.000	04-04-79	20,338,000	21,533,468
Consumer discretionary 3.7%				1,019,274,573
Automobile components 0.0%
Dealer Tire LLC (C)	8.000	02-01-28	13,435,000	13,300,786
Automobiles 1.1%
Ford Motor Credit Company LLC	4.000	11-13-30	54,566,000	52,293,634
Ford Motor Credit Company LLC	5.113	05-03-29	35,736,000	36,083,219
Ford Motor Credit Company LLC	5.800	03-08-29	30,328,000	31,241,553
Ford Motor Credit Company LLC	6.125	03-08-34	56,726,000	58,639,791
General Motors Financial Company, Inc.	3.600	06-21-30	68,261,000	66,314,524
General Motors Financial Company, Inc.	5.950	04-04-34	68,178,000	72,329,624
Broadline retail 0.3%
Macy’s Retail Holdings LLC (C)(D)	5.875	03-15-30	9,534,000	9,578,085
Macy’s Retail Holdings LLC (C)(D)	6.125	03-15-32	10,208,000	10,282,090
Macy’s Retail Holdings LLC (C)	7.375	08-01-33	17,749,000	18,594,411
MercadoLibre, Inc.	4.900	01-15-33	22,784,000	22,652,992
Rakuten Group, Inc. (C)	9.750	04-15-29	11,949,000	13,253,372
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.3%
Brightstar Lottery PLC (C)	5.750	01-15-33	17,814,000	$17,700,596
Carnival Corp. (C)	5.125	05-01-29	20,334,000	20,625,813
Carnival Corp. (C)	5.750	08-01-32	51,379,000	53,321,075
Carnival Corp. (C)	5.875	06-15-31	21,854,000	22,837,911
Hilton Domestic Operating Company, Inc. (C)	5.500	03-31-34	13,933,000	14,081,707
Hilton Grand Vacations Borrower LLC (C)	6.625	01-15-32	18,613,000	18,989,517
Marriott International, Inc.	4.500	05-01-33	9,332,000	9,301,297
Marriott Ownership Resorts, Inc. (C)	6.500	10-01-33	18,055,000	17,506,726
MGM Resorts International	4.750	10-15-28	19,857,000	19,868,557
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	14,693,000	14,435,396
NCL Corp., Ltd. (C)	5.875	01-15-31	12,035,000	12,161,729
NCL Corp., Ltd. (C)	6.250	09-15-33	11,111,000	11,214,821
NCL Corp., Ltd. (C)	6.750	02-01-32	13,219,000	13,613,389
Rivers Enterprise Borrower LLC (C)	6.250	10-15-30	12,946,000	13,227,902
Rivers Enterprise Borrower LLC (C)	6.625	02-01-33	13,462,000	13,815,485
Royal Caribbean Cruises, Ltd.	5.375	01-15-36	12,279,000	12,541,441
Travel + Leisure Company (C)	4.625	03-01-30	9,094,000	8,881,875
Travel + Leisure Company (C)	6.125	09-01-33	20,959,000	21,304,111
Viking Cruises, Ltd. (C)	5.875	10-15-33	21,705,000	22,142,573
Wyndham Hotels & Resorts, Inc. (C)	5.625	03-01-33	7,255,000	7,300,553
Household durables 0.2%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,973,000	9,660,918
Century Communities, Inc. (C)	3.875	08-15-29	11,357,000	10,827,390
KB Home	4.000	06-15-31	13,563,000	12,956,832
Taylor Morrison Communities, Inc. (C)	5.750	11-15-32	3,813,000	3,939,942
TopBuild Corp. (C)	5.625	01-31-34	18,437,000	18,594,670
Specialty retail 0.7%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	6,148,000	6,052,233
Asbury Automotive Group, Inc.	4.750	03-01-30	13,786,000	13,568,826
Global Auto Holdings, Ltd. (C)(D)	8.750	01-15-32	33,449,000	30,976,427
Global Auto Holdings, Ltd. (C)	11.500	08-15-29	15,125,000	15,453,293
Lithia Motors, Inc. (C)	3.875	06-01-29	7,350,000	7,104,718
Lithia Motors, Inc. (C)	4.375	01-15-31	16,340,000	15,716,511
Lithia Motors, Inc. (C)	5.500	10-01-30	14,804,000	14,896,969
The Home Depot, Inc.	3.250	04-15-32	12,817,000	12,227,008
The Home Depot, Inc.	4.950	06-25-34	27,698,000	28,627,625
The Michaels Companies, Inc. (C)	8.500	03-15-33	23,151,000	22,519,090
Valvoline, Inc. (C)	3.625	06-15-31	14,973,000	13,905,907
Wayfair LLC (C)	6.750	11-15-32	13,360,000	13,616,445
Textiles, apparel and luxury goods 0.1%
S&S Holdings LLC (C)	8.375	10-01-31	20,479,000	19,193,214
Consumer staples 1.1%				294,164,023
Consumer staples distribution and retail 0.2%
Albertsons Companies, Inc. (C)	5.750	03-31-34	45,579,000	45,352,372
Performance Food Group, Inc. (C)	5.625	03-01-34	13,810,000	13,856,202
Food products 0.8%
Froneri Lux FinCo Sarl (C)	6.000	08-01-32	22,293,000	22,416,904
Industrial F&B Investments III, Inc. (C)	7.750	02-11-33	9,720,000	9,975,969
JBS NV	3.625	01-15-32	25,224,000	23,871,953
JBS NV	5.750	04-01-33	21,968,000	23,101,900
JBS NV	5.950	04-20-35	6,377,000	6,761,351
MARB BondCo PLC (C)	3.950	01-29-31	33,594,000	30,621,761
Mars, Inc. (C)	5.000	03-01-32	24,479,000	25,356,918
NBM US Holdings, Inc. (C)(D)	6.625	08-06-29	20,530,000	20,736,737
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Food products (continued)
Pilgrim’s Pride Corp.	6.250	07-01-33	31,195,000	$33,620,006
Viking Baked Goods Acquisition Corp. (C)	8.625	11-01-31	10,959,000	11,093,774
Personal care products 0.1%
Kenvue, Inc.	4.900	03-22-33	12,817,000	13,239,738
Unilever Capital Corp.	5.900	11-15-32	12,817,000	14,158,438
Energy 5.2%				1,435,627,335
Oil, gas and consumable fuels 5.2%
Aker BP ASA (C)	3.100	07-15-31	11,536,000	10,771,241
Aker BP ASA (C)	3.750	01-15-30	7,320,000	7,133,713
Aker BP ASA (C)	4.000	01-15-31	13,636,000	13,345,216
Antero Midstream Partners LP (C)	5.750	10-15-33	18,101,000	18,375,247
Antero Midstream Partners LP (C)	5.750	07-01-34	41,527,000	42,176,150
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	21,446,000	21,508,579
Ascent Resources Utica Holdings LLC (C)	6.625	10-15-32	6,784,000	7,047,877
Ascent Resources Utica Holdings LLC (C)	6.625	07-15-33	8,263,000	8,574,408
Blue Racer Midstream LLC (C)	7.250	07-15-32	20,648,000	21,839,617
BP Capital Markets America, Inc.	4.812	02-13-33	13,244,000	13,575,085
Cheniere Energy Partners LP	5.550	10-30-35	10,242,000	10,628,430
Cheniere Energy Partners LP	5.950	06-30-33	23,897,000	25,633,881
Columbia Pipelines Holding Company LLC (C)	4.999	11-17-32	18,154,000	18,519,958
Columbia Pipelines Holding Company LLC (C)	5.681	01-15-34	34,965,000	36,579,361
Columbia Pipelines Operating Company LLC (C)	6.036	11-15-33	21,696,000	23,506,726
Comstock Resources, Inc. (C)	5.875	01-15-30	22,921,000	22,089,974
Continental Resources, Inc. (C)	2.875	04-01-32	17,405,000	15,503,191
Continental Resources, Inc. (C)	5.750	01-15-31	23,976,000	24,866,004
DT Midstream, Inc. (C)	4.375	06-15-31	45,842,000	45,190,707
DT Midstream, Inc. (C)	5.800	12-15-34	10,255,000	10,811,670
Enbridge, Inc. (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%)	5.500	07-15-77	20,216,000	20,303,454
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80	29,961,000	30,493,137
Enbridge, Inc. (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%)	6.250	03-01-78	19,789,000	20,163,546
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84	13,523,000	15,607,151
Energean Israel Finance, Ltd. (C)(D)	5.375	03-30-28	6,784,000	6,705,984
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	11,698,000	11,249,517
Energy Transfer LP	5.600	09-01-34	14,677,000	15,334,620
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	44,810,000	45,005,159
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	14,243,000	14,391,640
Energy Transfer LP (6.750% to 2-15-36, then 5 Year CMT + 2.475%)	6.750	02-15-56	24,715,000	25,262,215
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (E)	7.125	05-15-30	37,134,000	38,520,806
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%)	5.250	08-16-77	41,795,000	41,828,436
Enterprise Products Operating LLC	5.350	01-31-33	12,817,000	13,548,137
EOG Resources, Inc.	5.000	07-15-32	12,817,000	13,302,372
Expand Energy Corp.	4.750	02-01-32	16,711,000	16,683,424
Genesis Energy LP (A)	6.750	03-15-34	2,481,000	2,509,618
Genesis Energy LP	7.875	05-15-32	11,437,000	11,972,091
Genesis Energy LP	8.000	05-15-33	12,999,000	13,743,518
Global Partners LP (C)	7.125	07-01-33	3,749,000	3,878,948
Global Partners LP (C)	8.250	01-15-32	10,160,000	10,733,837
Hess Midstream Operations LP (C)	6.500	06-01-29	4,730,000	4,894,405
Howard Midstream Energy Partners LLC (C)	6.625	01-15-34	10,523,000	10,875,313
Howard Midstream Energy Partners LLC (C)	7.375	07-15-32	2,921,000	3,082,575
Leviathan Bond, Ltd. (C)	6.500	06-30-27	29,816,000	29,994,896
Leviathan Bond, Ltd. (C)(D)	6.750	06-30-30	5,068,000	5,222,554
Long Ridge Energy LLC (C)	8.750	02-15-32	16,097,000	17,275,783
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP	4.950	09-01-32	13,328,000	$13,569,066
MPLX LP	5.000	03-01-33	14,422,000	14,659,485
Occidental Petroleum Corp.	5.375	01-01-32	10,344,000	10,767,965
Occidental Petroleum Corp.	6.450	09-15-36	27,598,000	30,061,232
Occidental Petroleum Corp.	6.625	09-01-30	29,198,000	31,598,835
Ovintiv, Inc.	6.250	07-15-33	12,148,000	13,109,600
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,306,252
Plains All American Pipeline LP	4.700	01-15-31	9,475,000	9,623,700
Repsol E&P Capital Markets US LLC (C)	5.204	09-16-30	25,303,000	25,925,435
Sabine Pass Liquefaction LLC	4.500	05-15-30	35,577,000	35,973,838
Sunoco LP (C)	4.500	10-01-29	15,282,000	15,014,619
Sunoco LP	4.500	04-30-30	27,279,000	26,698,686
Sunoco LP (C)	4.625	05-01-30	8,975,000	8,781,581
Sunoco LP (C)	5.625	03-15-31	9,550,000	9,632,099
Sunoco LP (C)	5.875	03-15-34	16,710,000	16,776,740
Sunoco LP (C)	6.250	07-01-33	10,541,000	10,856,450
Sunoco LP (C)	7.250	05-01-32	15,488,000	16,364,373
Sunoco LP (7.875% to 9-18-30, then 5 Year CMT + 4.230%) (C)(E)	7.875	09-18-30	28,641,000	29,607,634
Targa Resources Corp.	5.500	02-15-35	15,891,000	16,443,539
Targa Resources Corp.	6.150	03-01-29	14,352,000	15,185,129
Targa Resources Partners LP	4.000	01-15-32	24,529,000	23,799,022
Var Energi ASA (C)	5.875	05-22-30	37,594,000	39,471,984
Var Energi ASA (C)	8.000	11-15-32	51,989,000	60,519,745
Venture Global LNG, Inc. (C)(D)	7.000	01-15-30	14,224,000	14,428,171
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (C)(E)	9.000	09-30-29	25,708,000	22,483,599
Viper Energy Partners LLC	4.900	08-01-30	18,763,000	19,142,951
Western Midstream Operating LP	4.050	02-01-30	25,082,000	24,777,044
Western Midstream Operating LP	5.450	11-15-34	13,560,000	13,794,242
Whistler Pipeline LLC (C)	5.400	09-30-29	10,294,000	10,686,251
Whistler Pipeline LLC (C)	5.700	09-30-31	10,779,000	11,307,897
Financials 12.9%				3,551,049,383
Banks 7.5%
Banco Bradesco SA (C)	5.375	01-20-31	25,756,000	25,962,048
Banco Santander SA	4.551	11-06-30	30,600,000	30,844,383
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (E)	9.625	05-21-33	29,438,000	35,496,488
Bank Hapoalim BM (C)	4.722	07-14-29	19,678,000	19,692,660
Bank Hapoalim BM (C)	5.252	01-14-33	11,344,000	11,478,958
Bank of America Corp. (2.592% to 4-29-30, then Overnight SOFR + 2.150%)	2.592	04-29-31	38,499,000	36,198,761
Bank of America Corp. (2.687% to 4-22-31, then Overnight SOFR + 1.320%)	2.687	04-22-32	65,590,000	60,731,196
Bank of America Corp. (4.571% to 4-27-32, then Overnight SOFR + 1.830%)	4.571	04-27-33	25,021,000	25,122,802
Bank of America Corp. (5.425% to 8-15-34, then Overnight SOFR + 1.913%)	5.425	08-15-35	60,500,000	61,977,079
Bank of America Corp. (5.518% to 10-25-34, then Overnight SOFR + 1.738%)	5.518	10-25-35	7,994,000	8,203,594
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (E)	6.625	05-01-30	39,193,000	41,031,504
Bank of Montreal (7.700% to 5-26-29, then 5 Year CMT + 3.452%)	7.700	05-26-84	32,422,000	34,342,355
Barclays PLC (5.367% to 2-25-30, then Overnight SOFR + 1.230%)	5.367	02-25-31	23,434,000	24,325,163
Barclays PLC (8.000% to 9-15-29, then 5 Year CMT + 5.431%) (E)	8.000	03-15-29	27,275,000	29,083,503
BNP Paribas SA (5.497% to 5-20-29, then Overnight SOFR + 1.590%) (C)	5.497	05-20-30	31,979,000	33,204,326
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(E)	9.250	11-17-27	7,828,000	8,362,308
BPCE SA (4.760% to 1-13-31, then Overnight SOFR + 1.267%) (C)	4.760	01-13-32	18,255,000	18,412,095
BPCE SA (5.936% to 5-30-34, then Overnight SOFR + 1.850%) (C)	5.936	05-30-35	20,634,000	21,775,389
Canadian Imperial Bank of Commerce (6.500% to 7-28-31, then 5 Year CMT + 2.727%)	6.500	07-28-86	24,994,000	25,068,992
Citigroup, Inc. (6.174% to 5-25-33, then Overnight SOFR + 2.661%)	6.174	05-25-34	31,736,000	33,879,235
Citigroup, Inc. (6.625% to 2-15-31, then 5 Year CMT + 3.001%) (E)	6.625	02-15-31	27,072,000	27,986,523
Citizens Financial Group, Inc.	3.250	04-30-30	4,799,000	4,615,592
Citizens Financial Group, Inc. (5.253% to 3-5-30, then Overnight SOFR + 1.259%)	5.253	03-05-31	16,694,000	17,220,903
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citizens Financial Group, Inc. (5.299% to 1-29-31, then 5 Year CMT + 1.450%)	5.299	01-29-36	4,770,000	$4,835,620
Citizens Financial Group, Inc. (5.718% to 7-23-31, then Overnight SOFR + 1.910%)	5.718	07-23-32	42,895,000	45,187,305
Credit Agricole SA (C)	3.250	01-14-30	45,566,000	43,806,579
Credit Agricole SA (5.862% to 1-9-35, then Overnight SOFR + 1.740%) (C)	5.862	01-09-36	26,511,000	28,178,021
Danske Bank A/S (5.019% to 3-4-30, then 1 Year CMT + 0.930%) (C)	5.019	03-04-31	24,614,000	25,304,642
Fifth Third Bancorp (4.772% to 7-28-29, then SOFR Compounded Index + 2.127%)	4.772	07-28-30	10,759,000	10,939,267
Fifth Third Bancorp (5.631% to 1-29-31, then Overnight SOFR + 1.840%)	5.631	01-29-32	16,334,000	17,229,627
Fifth Third Bancorp (3 month CME Term SOFR + 3.295%) (B)(E)	6.967	03-29-26	16,578,000	16,631,879
Fifth Third Financial Corp. (5.982% to 1-30-29, then Overnight SOFR + 2.155%)	5.982	01-30-30	14,597,000	15,300,795
First Citizens BancShares, Inc. (4.869% to 3-3-31, then Overnight SOFR + 1.487%)	4.869	03-03-32	38,535,000	38,427,749
First Citizens BancShares, Inc. (5.231% to 3-12-30, then Overnight SOFR + 1.410%)	5.231	03-12-31	23,298,000	23,725,834
First Citizens BancShares, Inc. (5.600% to 9-5-30, then 5 Year CMT + 1.850%)	5.600	09-05-35	24,803,000	24,907,580
First Citizens BancShares, Inc. (7.000% to 12-15-30, then 5 Year CMT + 3.301%) (E)	7.000	12-15-30	16,705,000	17,198,800
First Horizon Corp. (5.514% to 3-7-30, then Overnight SOFR + 1.766%)	5.514	03-07-31	15,536,000	16,084,733
Huntington Bancshares, Inc. (5.272% to 1-15-30, then Overnight SOFR + 1.276%)	5.272	01-15-31	15,801,000	16,357,125
Huntington Bancshares, Inc. (6.141% to 11-18-34, then 5 Year CMT + 1.700%)	6.141	11-18-39	8,037,000	8,440,007
Huntington Bancshares, Inc. (6.208% to 8-21-28, then Overnight SOFR + 2.020%)	6.208	08-21-29	11,001,000	11,553,612
Huntington Bancshares, Inc. (6.250% to 10-15-30, then 5 Year CMT + 2.653%) (E)	6.250	10-15-30	11,889,000	11,977,002
ING Groep NV (5.335% to 3-19-29, then Overnight SOFR + 1.440%)	5.335	03-19-30	8,229,000	8,524,803
ING Groep NV (6.114% to 9-11-33, then Overnight SOFR + 2.090%)	6.114	09-11-34	12,140,000	13,225,287
JPMorgan Chase & Co. (4.347% to 1-22-31, then Overnight SOFR + 0.840%)	4.347	01-22-32	15,540,000	15,619,790
JPMorgan Chase & Co. (4.603% to 10-22-29, then Overnight SOFR + 1.040%)	4.603	10-22-30	27,533,000	28,041,960
JPMorgan Chase & Co. (4.995% to 7-22-29, then Overnight SOFR + 1.125%)	4.995	07-22-30	27,513,000	28,341,952
JPMorgan Chase & Co. (5.294% to 7-22-34, then Overnight SOFR + 1.460%)	5.294	07-22-35	38,906,000	40,401,061
JPMorgan Chase & Co. (5.502% to 1-24-35, then Overnight SOFR + 1.315%)	5.502	01-24-36	25,048,000	26,346,688
JPMorgan Chase & Co. (5.576% to 7-23-35, then Overnight SOFR + 1.635%)	5.576	07-23-36	64,788,000	67,379,278
JPMorgan Chase & Co. (5.581% to 4-22-29, then Overnight SOFR + 1.160%)	5.581	04-22-30	15,333,000	16,013,930
KeyCorp (5.121% to 4-4-30, then SOFR Compounded Index + 1.227%) (D)	5.121	04-04-31	11,623,000	11,923,585
KeyCorp (5.305% to 1-28-36, then Overnight SOFR + 1.367%)	5.305	01-28-37	9,784,000	9,870,595
KeyCorp (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%)	6.401	03-06-35	9,508,000	10,368,949
Lloyds Banking Group PLC (6.068% to 6-13-35, then 1 Year CMT + 1.600%)	6.068	06-13-36	16,228,000	17,059,900
Lloyds Banking Group PLC (6.625% to 9-27-35, then 5 Year CMT + 2.681%) (D)(E)	6.625	09-27-35	18,137,000	18,067,212
Lloyds Banking Group PLC (6.750% to 9-27-31, then 5 Year CMT + 3.150%) (D)(E)	6.750	09-27-31	10,944,000	11,340,709
M&T Bank Corp. (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%) (E)	5.125	11-01-26	10,483,000	10,493,127
M&T Bank Corp. (5.179% to 7-8-30, then Overnight SOFR + 1.400%)	5.179	07-08-31	13,227,000	13,659,952
M&T Bank Corp. (5.385% to 1-16-35, then Overnight SOFR + 1.610%)	5.385	01-16-36	20,806,000	21,392,540
M&T Bank Corp. (5.400% to 7-30-30, then 5 Year CMT + 1.430%)	5.400	07-30-35	23,645,000	23,983,948
NatWest Group PLC (7.300% to 5-19-35, then 5 Year CMT + 2.937%) (E)	7.300	11-19-34	23,904,000	25,377,132
NatWest Group PLC (8.125% to 5-10-34, then 5 Year CMT + 3.752%) (E)	8.125	11-10-33	17,995,000	20,294,437
Old National Bancorp (5.768% to 2-15-31, then 3 month CME Term SOFR + 2.200%)	5.768	02-15-36	9,436,000	9,565,728
Pinnacle Bank (5.957% to 1-15-31, then 5 Year CMT + 2.300%)	5.957	01-15-36	8,531,000	8,671,865
Popular, Inc.	7.250	03-13-28	23,055,000	24,064,602
Regions Financial Corp. (5.502% to 9-6-34, then Overnight SOFR + 2.060%)	5.502	09-06-35	49,670,000	51,483,148
Regions Financial Corp. (5.722% to 6-6-29, then Overnight SOFR + 1.490%)	5.722	06-06-30	11,176,000	11,708,404
Royal Bank of Canada (6.500% to 11-24-35, then 5 Year CMT + 2.462%)	6.500	11-24-85	38,432,000	38,401,704
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(E)	5.375	11-18-30	20,724,000	20,067,524
The PNC Financial Services Group, Inc. (4.812% to 10-21-31, then Overnight SOFR + 1.259%)	4.812	10-21-32	26,795,000	27,396,638
The PNC Financial Services Group, Inc. (5.575% to 1-29-35, then Overnight SOFR + 1.394%)	5.575	01-29-36	15,638,000	16,458,524
The PNC Financial Services Group, Inc. (5.939% to 8-18-33, then Overnight SOFR + 1.946%)	5.939	08-18-34	17,037,000	18,407,636
The PNC Financial Services Group, Inc. (6.250% to 3-15-30, then 7 Year CMT + 2.808%) (E)	6.250	03-15-30	19,649,000	20,377,408
Truist Financial Corp. (5.153% to 8-5-31, then Overnight SOFR + 1.571%)	5.153	08-05-32	25,349,000	26,329,847
Truist Financial Corp. (5.867% to 6-8-33, then Overnight SOFR + 2.361%)	5.867	06-08-34	52,715,000	56,397,023
Truist Financial Corp. (6.123% to 10-28-32, then Overnight SOFR + 2.300%)	6.123	10-28-33	18,069,000	19,609,483
U.S. Bancorp (4.839% to 2-1-33, then Overnight SOFR + 1.600%)	4.839	02-01-34	31,165,000	31,624,284
U.S. Bancorp (5.083% to 5-15-30, then Overnight SOFR + 1.296%)	5.083	05-15-31	18,702,000	19,347,216
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
U.S. Bancorp (5.384% to 1-23-29, then Overnight SOFR + 1.560%)	5.384	01-23-30	17,689,000	$18,349,843
U.S. Bancorp (5.836% to 6-10-33, then Overnight SOFR + 2.260%)	5.836	06-12-34	28,308,000	30,404,582
Webster Financial Corp. (5.784% to 9-11-30, then 5 Year CMT + 2.125%)	5.784	09-11-35	9,485,000	9,760,179
Wells Fargo & Company (3.350% to 3-2-32, then Overnight SOFR + 1.500%)	3.350	03-02-33	81,487,000	76,521,692
Wells Fargo & Company (5.211% to 12-3-34, then Overnight SOFR + 1.380%)	5.211	12-03-35	20,211,000	20,752,752
Wells Fargo & Company (5.244% to 1-24-30, then Overnight SOFR + 1.110%)	5.244	01-24-31	13,550,000	14,057,708
Wells Fargo & Company (6.491% to 10-23-33, then Overnight SOFR + 2.060%)	6.491	10-23-34	39,088,000	43,403,193
Capital markets 2.7%
Ares Strategic Income Fund (C)	5.150	01-15-31	27,301,000	26,446,961
Ares Strategic Income Fund (C)	5.450	09-09-28	11,628,000	11,627,368
Ares Strategic Income Fund	5.600	02-15-30	16,058,000	15,871,088
Ares Strategic Income Fund	5.700	03-15-28	3,961,000	3,992,136
Ares Strategic Income Fund (C)	5.800	09-09-30	21,590,000	21,442,866
Ares Strategic Income Fund	6.200	03-21-32	14,392,000	14,457,755
Ares Strategic Income Fund	6.350	08-15-29	7,430,000	7,579,502
Blackstone Private Credit Fund	5.050	09-10-30	22,460,000	21,704,649
Blackstone Private Credit Fund	5.250	04-01-30	20,737,000	20,299,065
Blackstone Private Credit Fund	5.950	07-16-29	14,883,000	14,996,842
Blackstone Private Credit Fund	7.300	11-27-28	14,584,000	15,250,493
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55	20,599,000	20,404,613
Deutsche Bank AG (3.742% to 1-7-32, then Overnight SOFR + 2.257%)	3.742	01-07-33	33,620,000	31,536,820
Deutsche Bank AG (4.469% to 12-10-30, then Overnight SOFR + 1.100%)	4.469	12-10-31	8,085,000	8,131,354
Deutsche Bank AG (4.725% to 2-6-31, then Overnight SOFR + 1.135%) (D)	4.725	02-06-32	19,934,000	20,104,338
Deutsche Bank AG (5.297% to 5-9-30, then Overnight SOFR + 1.720%)	5.297	05-09-31	17,563,000	18,136,488
Deutsche Bank AG (6.819% to 11-20-28, then Overnight SOFR + 2.510%)	6.819	11-20-29	8,607,000	9,166,494
HPS Corporate Lending Fund (C)(D)	5.150	04-02-29	7,606,000	7,546,219
HPS Corporate Lending Fund (C)	5.450	11-15-30	6,738,000	6,621,169
HPS Corporate Lending Fund	5.950	04-14-32	4,107,000	4,100,237
Intercontinental Exchange, Inc.	4.600	03-15-33	12,817,000	12,985,005
Jefferies Financial Group, Inc.	6.200	04-14-34	21,856,000	22,856,878
Lazard Group LLC	4.375	03-11-29	24,845,000	24,898,932
Macquarie Bank, Ltd. (C)	3.624	06-03-30	15,638,000	15,158,109
Morgan Stanley (2.239% to 7-21-31, then Overnight SOFR + 1.178%)	2.239	07-21-32	11,913,000	10,682,343
Morgan Stanley (2.484% to 9-16-31, then Overnight SOFR + 1.360%)	2.484	09-16-36	38,276,000	33,887,565
Morgan Stanley (5.320% to 7-19-34, then Overnight SOFR + 1.555%)	5.320	07-19-35	34,299,000	35,514,908
Morgan Stanley Private Bank NA (4.465% to 11-19-30, then Overnight SOFR + 1.020%)	4.465	11-19-31	10,841,000	10,907,725
MSCI, Inc. (C)	3.625	11-01-31	29,573,000	27,801,612
S&P Global, Inc.	2.900	03-01-32	12,817,000	11,921,236
Sixth Street Lending Partners	5.750	01-15-30	8,809,000	8,844,865
Sixth Street Lending Partners	6.125	07-15-30	9,086,000	9,199,238
The Bank of New York Mellon Corp. (4.942% to 2-11-30, then Overnight SOFR + 0.887%)	4.942	02-11-31	15,839,000	16,342,044
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then Overnight SOFR + 1.281%)	2.615	04-22-32	73,028,000	67,068,184
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then Overnight SOFR + 1.264%)	2.650	10-21-32	25,916,000	23,601,129
UBS Group AG (5.428% to 2-8-29, then 1 Year CMT + 1.520%) (C)	5.428	02-08-30	21,163,000	21,935,474
UBS Group AG (6.301% to 9-22-33, then 1 Year CMT + 2.000%) (C)	6.301	09-22-34	16,960,000	18,601,267
UBS Group AG (6.625% to 7-8-31, then 5 Year SOFR ICE Swap Rate + 3.240%) (C)(E)	6.625	01-08-31	21,900,000	21,941,260
UBS Group AG (7.000% to 8-10-30, then 5 Year SOFR ICE Swap Rate + 3.077%) (C)(E)	7.000	02-10-30	13,176,000	13,461,814
UBS Group AG (7.125% to 2-10-35, then 5 Year SOFR ICE Swap Rate + 3.179%) (C)(E)	7.125	08-10-34	17,460,000	17,887,997
UBS Group AG (9.250% to 11-13-33, then 5 Year CMT + 4.758%) (C)(E)	9.250	11-13-33	17,745,000	20,752,653
Consumer finance 0.5%
Ally Financial, Inc. (5.548% to 7-31-32, then Overnight SOFR + 1.780%)	5.548	07-31-33	25,968,000	26,199,637
Ally Financial, Inc. (5.737% to 5-15-28, then SOFR Compouned Index + 1.960%)	5.737	05-15-29	12,240,000	12,567,389
Ally Financial, Inc. (6.184% to 7-26-34, then Overnight SOFR + 2.290%)	6.184	07-26-35	16,913,000	17,458,061
Ally Financial, Inc.	8.000	11-01-31	21,984,000	24,949,571
Muthoot Finance, Ltd. (C)	5.750	08-04-30	14,624,000	14,617,132
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
OneMain Finance Corp.	6.125	05-15-30	24,894,000	$24,968,259
PHH Escrow Issuer LLC (C)	9.875	11-01-29	20,062,000	20,141,827
Trust Fibra Uno (C)	7.375	02-13-34	7,389,000	8,091,694
Financial services 1.0%
Apollo Debt Solutions BDC	6.700	07-29-31	20,359,000	21,019,062
Apollo Debt Solutions BDC	6.900	04-13-29	34,399,000	35,762,108
Atlas Warehouse Lending Company LP (C)	5.250	01-15-33	7,706,000	7,659,175
Atlas Warehouse Lending Company LP (C)	6.250	01-15-30	12,771,000	13,382,919
Block, Inc. (C)	5.625	08-15-30	7,753,000	7,854,650
Block, Inc. (C)	6.000	08-15-33	10,054,000	10,216,734
Citadel Finance LLC (C)	5.900	02-10-30	14,992,000	15,381,670
Enact Holdings, Inc.	6.250	05-28-29	26,149,000	27,440,522
Freedom Mortgage Holdings LLC (C)	6.875	05-01-31	20,699,000	19,964,127
Freedom Mortgage Holdings LLC (C)	7.875	04-01-33	9,951,000	9,808,281
ION Platform Finance US, Inc. (C)	7.875	09-30-32	17,306,000	13,876,278
National Rural Utilities Cooperative Finance Corp.	8.000	03-01-32	3,187,000	3,828,800
NMI Holdings, Inc.	6.000	08-15-29	14,495,000	15,031,895
Radian Group, Inc.	6.200	05-15-29	18,542,000	19,466,184
Rocket Companies, Inc. (C)	6.375	08-01-33	18,838,000	19,469,447
Stonebriar ABF Issuer LLC (C)	8.125	12-15-30	20,238,000	21,276,897
TrueNoord Capital DAC (C)	8.750	03-01-30	11,278,000	11,900,264
Insurance 1.1%
Asurion LLC (C)	8.375	02-01-34	17,103,000	17,020,335
Athene Global Funding (C)	4.721	10-08-29	12,607,000	12,613,697
Athene Global Funding (C)	5.322	11-13-31	15,698,000	15,932,746
Athene Holding, Ltd.	3.500	01-15-31	13,549,000	12,787,542
Athene Holding, Ltd. (6.625% to 10-15-34, then 5 Year CMT + 2.607%)	6.625	10-15-54	10,945,000	10,519,113
CNO Financial Group, Inc.	5.250	05-30-29	28,228,000	28,659,111
CNO Financial Group, Inc.	6.450	06-15-34	11,197,000	11,673,728
CNO Global Funding (C)	4.700	12-11-30	9,918,000	9,938,244
GA Global Funding Trust (C)	4.500	09-18-30	29,488,000	29,013,034
GA Global Funding Trust (C)	5.200	12-09-31	15,549,000	15,694,167
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (C)	7.950	10-15-54	7,765,000	7,431,358
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	16,041,000	15,920,665
MassMutual Global Funding II (C)	4.350	09-17-31	21,167,000	21,162,237
MetLife, Inc. (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%)	6.400	12-15-36	25,106,000	26,268,182
Panther Escrow Issuer LLC (C)	7.125	06-01-31	24,225,000	24,645,207
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%)	6.650	09-15-55	21,606,000	22,367,093
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	28,664,000	24,022,278
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (C)	6.000	04-15-30	15,043,000	15,391,516
Health care 2.4%				673,567,758
Biotechnology 0.7%
AbbVie, Inc. (A)	4.400	03-15-33	24,363,000	24,465,194
AbbVie, Inc.	5.050	03-15-34	50,614,000	52,546,022
Amgen, Inc.	5.250	03-02-33	84,296,000	88,264,208
Amgen, Inc.	5.650	03-02-53	31,273,000	31,217,284
Health care equipment and supplies 0.4%
Abbott Laboratories (A)	4.300	03-15-33	70,059,000	69,989,223
Medtronic Global Holdings SCA	4.500	03-30-33	12,821,000	12,953,317
Solventum Corp.	5.450	03-13-31	35,946,000	37,705,963
Health care providers and services 0.8%
Centene Corp.	3.000	10-15-30	18,714,000	16,853,958
Centene Corp.	3.375	02-15-30	12,265,000	11,373,260
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
CVS Health Corp.	5.000	09-15-32	26,500,000	$27,188,553
DaVita, Inc. (C)	4.625	06-01-30	14,099,000	13,801,885
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	41,717,000	37,691,493
HCA, Inc.	4.300	11-15-30	8,117,000	8,132,560
HCA, Inc.	4.600	11-15-32	12,480,000	12,500,301
HCA, Inc.	5.450	04-01-31	21,341,000	22,348,105
Horizon Mutual Holdings, Inc. (C)	6.200	11-15-34	26,869,000	26,741,201
Tenet Healthcare Corp. (C)	5.500	11-15-32	28,000,000	28,348,096
Universal Health Services, Inc.	2.650	10-15-30	29,581,000	27,228,101
Life sciences tools and services 0.1%
Thermo Fisher Scientific, Inc.	4.473	10-07-32	12,872,000	13,017,516
Pharmaceuticals 0.4%
Endo Finance Holdings LP (C)(D)	8.500	04-15-31	11,518,000	12,241,250
IQVIA, Inc.	6.250	02-01-29	11,256,000	11,830,427
Merck & Company, Inc.	4.450	12-04-32	12,817,000	12,989,934
Pfizer Investment Enterprises Pte, Ltd.	4.750	05-19-33	12,820,000	13,086,552
Royalty Pharma PLC	5.150	09-02-29	12,789,000	13,223,830
Teva Pharmaceutical Finance Company LLC	6.150	02-01-36	4,148,000	4,393,180
Teva Pharmaceutical Finance Netherlands III BV	4.100	10-01-46	29,678,000	22,796,253
Teva Pharmaceutical Finance Netherlands IV BV	5.750	12-01-30	19,889,000	20,640,092
Industrials 3.4%				937,578,851
Aerospace and defense 0.5%
DAE Funding LLC (C)	4.950	01-15-33	31,221,000	31,035,393
Efesto Bidco SpA Efesto US LLC (C)	7.500	02-15-32	15,969,000	16,351,729
Lockheed Martin Corp.	5.250	01-15-33	15,344,000	16,333,176
The Boeing Company	6.528	05-01-34	71,325,000	79,967,937
Building products 0.2%
Advanced Drainage Systems, Inc. (C)	5.375	03-01-34	6,985,000	7,038,225
Builders FirstSource, Inc. (C)	4.250	02-01-32	19,875,000	18,955,175
Builders FirstSource, Inc. (C)	6.375	03-01-34	18,905,000	19,472,452
Commercial services and supplies 0.2%
Cimpress PLC (C)	7.375	09-15-32	16,636,000	16,736,332
Garda World Security Corp. (C)	6.500	01-15-31	13,917,000	14,297,825
GFL Environmental Holdings US, Inc. (C)	5.500	02-01-34	8,344,000	8,374,013
Waste Management, Inc.	4.150	04-15-32	12,817,000	12,844,007
Construction and engineering 0.1%
CIMIC Finance USA Pty, Ltd. (C)	7.000	03-25-34	11,856,000	13,052,974
MasTec, Inc.	5.900	06-15-29	11,974,000	12,567,791
Williams Scotsman, Inc. (C)	6.625	06-15-29	8,679,000	8,964,947
Ground transportation 0.0%
Union Pacific Corp.	2.800	02-14-32	12,817,000	11,929,040
Industrial conglomerates 0.1%
Honeywell International, Inc.	5.000	02-15-33	12,842,000	13,396,447
Machinery 0.2%
Flowserve Corp.	3.500	10-01-30	13,285,000	12,820,400
JB Poindexter & Company, Inc. (C)	8.750	12-15-31	18,495,000	19,148,983
Weir Group, Inc. (C)	5.350	05-06-30	13,839,000	14,327,907
Passenger airlines 1.5%
American Airlines 2016-1 Class A Pass Through Trust (D)	4.100	01-15-28	22,338,251	22,130,954
American Airlines 2016-3 Class A Pass Through Trust	3.250	10-15-28	3,903,794	3,764,351
American Airlines 2017-1 Class A Pass Through Trust (D)	4.000	02-15-29	14,383,288	14,012,296
American Airlines 2017-1 Class AA Pass Through Trust (D)	3.650	02-15-29	16,235,608	16,043,805
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	11,136,640	10,646,840
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Passenger airlines (continued)
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	27,529,986	$25,734,616
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	19,985,883	19,124,963
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	9,213,112	9,046,251
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	33,777,029	31,142,381
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	18,288,815	17,769,321
American Airlines 2025-1 Class A Pass Through Trust	4.900	05-11-38	23,400,000	23,480,704
American Airlines 2025-1 Class B Pass Through Trust	5.650	11-11-34	8,181,000	8,377,007
Azul Secured Finance LLP (C)	9.875	02-15-31	10,454,000	10,519,338
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	4,600,728	4,498,607
Delta Air Lines, Inc.	5.250	07-10-30	11,944,000	12,316,921
JetBlue 2019-1 Class AA Pass Through Trust (D)	2.750	05-15-32	26,839,748	24,342,457
JetBlue 2020-1 Class A Pass Through Trust (D)	4.000	11-15-32	8,525,913	8,235,470
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	18,358,078	17,957,572
United Airlines 2019-1 Class A Pass Through Trust (D)	4.550	08-25-31	17,570,552	17,241,718
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	7,739,661	7,925,681
United Airlines 2023-1 Class A Pass Through Trust	5.800	01-15-36	38,036,932	40,359,011
United Airlines 2024-1 Class A Pass Through Trust	5.875	02-15-37	19,412,319	20,081,411
United Airlines 2024-1 Class AA Pass Through Trust	5.450	02-15-37	24,382,635	25,497,183
United Airlines Holdings, Inc.	4.875	03-01-29	15,796,000	15,909,940
United Airlines Holdings, Inc.	5.375	03-01-31	11,827,000	12,058,331
United Airlines, Inc. (C)	4.625	04-15-29	6,837,000	6,831,839
Trading companies and distributors 0.5%
AerCap Ireland Capital DAC	3.300	01-30-32	74,435,000	69,559,546
AerCap Ireland Capital DAC (6.500% to 1-31-31, then 5 Year CMT + 2.441%)	6.500	01-31-56	13,704,000	14,206,676
Ashtead Capital, Inc. (C)	5.550	05-30-33	31,502,000	32,962,213
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	18,345,000	18,091,663
Wesco Distribution, Inc. (C)	5.500	04-15-34	11,588,000	11,677,923
Transportation infrastructure 0.1%
Aeropuertos Dominicanos Siglo XXI SA (C)	7.000	06-30-34	13,840,000	14,618,500
Corp Quiport SA (C)	9.000	12-15-37	3,477,000	3,798,609
Information technology 2.8%				781,969,889
Communications equipment 0.2%
Motorola Solutions, Inc.	2.300	11-15-30	34,687,000	31,913,004
Motorola Solutions, Inc.	2.750	05-24-31	27,187,000	25,209,965
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	4.400	02-15-33	12,817,000	12,848,541
Jabil, Inc.	4.750	02-01-33	11,680,000	11,637,278
TD SYNNEX Corp.	5.300	10-10-35	25,018,000	24,941,731
IT services 0.1%
CoreWeave, Inc. (C)	9.000	02-01-31	17,349,000	16,739,465
CoreWeave, Inc. (C)	9.250	06-01-30	13,285,000	13,011,991
Semiconductors and semiconductor equipment 1.4%
Broadcom, Inc.	3.419	04-15-33	63,857,000	59,811,552
Broadcom, Inc.	4.550	02-15-32	7,715,000	7,819,196
Broadcom, Inc.	4.800	02-15-36	24,725,000	24,786,041
Broadcom, Inc.	4.900	07-15-32	34,889,000	35,934,673
Foundry JV Holdco LLC (C)	6.100	01-25-36	30,959,000	33,052,793
Foundry JV Holdco LLC (C)	6.250	01-25-35	43,363,000	46,688,273
Kioxia Holdings Corp. (C)	6.625	07-24-33	34,888,000	36,767,072
KLA Corp.	4.650	07-15-32	12,861,000	13,189,615
Marvell Technology, Inc.	5.950	09-15-33	12,884,000	13,841,661
Micron Technology, Inc.	2.703	04-15-32	23,367,000	21,362,974
Micron Technology, Inc.	5.300	01-15-31	20,240,000	21,257,905
Micron Technology, Inc.	5.650	11-01-32	20,200,000	21,531,269
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc.	5.800	01-15-35	16,569,000	$17,743,893
Qorvo, Inc. (C)	3.375	04-01-31	20,967,000	19,323,661
Qorvo, Inc.	4.375	10-15-29	14,000,000	13,781,192
Software 0.4%
Cloud Software Group, Inc. (C)(D)	6.625	08-15-33	7,925,000	7,479,586
Cloud Software Group, Inc. (C)	8.250	06-30-32	7,519,000	7,525,299
Oracle Corp.	4.700	09-27-34	18,100,000	17,009,635
Oracle Corp.	4.800	09-26-32	15,515,000	15,160,098
Oracle Corp.	5.250	02-03-32	12,978,000	13,028,406
Oracle Corp.	5.550	02-06-53	41,479,000	34,493,807
Oracle Corp.	5.700	02-04-36	19,211,000	19,221,760
WULF Compute LLC (C)	7.750	10-15-30	8,011,000	8,483,761
Technology hardware, storage and peripherals 0.5%
CDW LLC	5.100	03-01-30	5,574,000	5,660,835
Dell International LLC	4.500	02-15-31	32,551,000	32,709,049
Dell International LLC	4.750	10-06-32	26,775,000	27,025,466
Dell International LLC	5.300	04-01-32	27,215,000	28,264,238
Dell International LLC	5.400	04-15-34	41,258,000	42,714,204
Materials 1.0%				271,496,786
Construction materials 0.3%
Cemex SAB de CV (C)	3.875	07-11-31	19,259,000	18,468,462
JH North America Holdings, Inc. (C)	5.875	01-31-31	5,099,000	5,207,670
JH North America Holdings, Inc. (C)	6.125	07-31-32	18,533,000	19,021,419
Quikrete Holdings, Inc. (C)	6.375	03-01-32	14,719,000	15,297,427
Standard Building Solutions, Inc. (C)	5.875	03-15-34	18,582,000	18,536,706
Standard Building Solutions, Inc. (C)	6.250	08-01-33	14,302,000	14,568,761
Containers and packaging 0.2%
Ardagh Metal Packaging Finance USA LLC (C)	6.250	01-30-31	14,157,000	14,489,888
Clydesdale Acquisition Holdings, Inc. (C)	6.875	01-15-30	15,359,000	15,594,453
Graphic Packaging International LLC (C)	3.500	03-01-29	14,380,000	13,752,442
Toucan FinCo, Ltd. (C)	9.500	05-15-30	18,355,000	17,415,709
Metals and mining 0.5%
Alcoa Nederland Holding BV (C)	7.125	03-15-31	3,340,000	3,531,138
CSN Islands XI Corp. (C)	6.750	01-28-28	7,139,000	6,183,783
CSN Resources SA (C)	4.625	06-10-31	32,645,000	22,921,328
First Quantum Minerals, Ltd. (C)	6.375	02-15-36	9,651,000	9,681,186
First Quantum Minerals, Ltd. (C)	7.250	02-15-34	6,436,000	6,739,206
First Quantum Minerals, Ltd. (C)	8.000	03-01-33	11,088,000	11,837,726
First Quantum Minerals, Ltd. (C)	8.625	06-01-31	5,845,000	6,125,996
Freeport-McMoRan, Inc.	5.400	11-14-34	16,728,000	17,502,222
Novelis Corp. (C)	4.750	01-30-30	21,975,000	21,296,076
Rio Tinto Finance USA PLC	5.000	03-14-32	12,821,000	13,325,188
Real estate 1.1%				312,201,685
Hotel and resort REITs 0.1%
RHP Hotel Properties LP (C)	5.750	03-15-34	5,769,000	5,811,091
XHR LP (C)	6.625	05-15-30	12,900,000	13,376,539
Industrial REITs 0.2%
FIBRA Prologis (C)	5.500	11-26-35	12,823,000	12,996,111
Prologis Targeted U.S. Logistics Fund LP (C)	4.250	01-15-31	13,885,000	13,905,908
Prologis Targeted U.S. Logistics Fund LP (C)	4.625	03-15-33	24,655,000	24,606,401
Trust 2401 (C)	7.375	02-13-34	18,303,000	20,200,106
Office REITs 0.0%
Vornado Realty LP	5.750	02-01-33	10,254,000	10,403,841
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development 0.1%
CoStar Group, Inc. (C)	2.800	07-15-30	30,695,000	$28,216,081
Specialized REITs 0.7%
American Tower Corp.	4.700	12-15-32	19,070,000	19,289,421
American Tower Corp.	5.550	07-15-33	16,404,000	17,321,921
American Tower Corp.	5.650	03-15-33	16,411,000	17,439,844
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	15,877,000	15,361,798
Iron Mountain, Inc. (C)	5.250	07-15-30	11,122,000	11,066,326
Millrose Properties, Inc. (C)	6.375	08-01-30	23,450,000	24,057,355
Uniti Group LP (C)(D)	6.500	02-15-29	8,562,000	8,327,250
VICI Properties LP (C)	3.875	02-15-29	13,041,000	12,854,796
VICI Properties LP	5.125	11-15-31	31,437,000	32,007,220
VICI Properties LP	5.125	05-15-32	24,607,000	24,959,676
Utilities 3.2%				894,437,145
Electric utilities 2.0%
American Electric Power Company, Inc.	5.625	03-01-33	5,856,000	6,211,900
American Electric Power Company, Inc. (5.800% to 3-15-31, then 5 Year CMT + 2.128%)	5.800	03-15-56	12,976,000	13,039,102
American Electric Power Company, Inc. (6.050% to 3-15-36, then 5 Year CMT + 1.940%)	6.050	03-15-56	6,274,000	6,296,053
Atlantica Transmision Sur SA (C)	6.875	04-30-43	5,277,335	5,666,380
Constellation Energy Generation LLC	4.400	01-15-31	12,237,000	12,320,598
Constellation Energy Generation LLC	6.500	10-01-53	12,254,000	13,520,825
Duke Energy Corp.	5.750	09-15-33	21,211,000	22,663,028
Electricite de France SA (C)(D)	5.650	04-22-29	31,320,000	32,811,549
Electricite de France SA (9.125% to 6-15-33, then 5 Year CMT + 5.411%) (C)(E)	9.125	03-15-33	26,482,000	31,497,267
Entergy Corp. (5.875% to 6-15-31, then 5 Year CMT + 2.179%)	5.875	06-15-56	26,211,000	26,337,049
Entergy Corp. (6.100% to 6-15-36, then 5 Year CMT + 2.013%)	6.100	06-15-56	13,106,000	13,214,636
Exelon Corp.	5.125	03-15-31	9,814,000	10,225,841
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%)	6.500	03-15-55	6,199,000	6,487,390
Georgia Power Company	4.950	05-17-33	12,817,000	13,236,288
Israel Electric Corp., Ltd. (C)	5.633	01-28-38	8,012,000	8,138,093
NextEra Energy Capital Holdings, Inc.	2.440	01-15-32	16,615,000	14,987,872
NextEra Energy Capital Holdings, Inc. (6.375% to 8-15-30, then 5 Year CMT + 2.053%)	6.375	08-15-55	14,359,000	14,914,492
NextEra Energy Capital Holdings, Inc. (6.500% to 8-15-35, then 5 Year CMT + 1.979%)	6.500	08-15-55	5,170,000	5,480,851
NRG Energy, Inc. (C)	3.625	02-15-31	14,116,000	13,324,466
NRG Energy, Inc. (C)	3.875	02-15-32	28,310,000	26,507,368
NRG Energy, Inc. (C)	4.450	06-15-29	11,997,000	12,006,571
NRG Energy, Inc. (C)	5.407	10-15-35	13,244,000	13,428,356
NRG Energy, Inc. (C)	5.750	01-15-34	11,759,000	11,920,169
NRG Energy, Inc. (C)	6.000	02-01-33	14,286,000	14,631,914
NRG Energy, Inc. (C)	7.000	03-15-33	33,301,000	37,059,138
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (C)(E)	10.250	03-15-28	15,396,000	16,949,703
Pacific Gas & Electric Company	5.800	05-15-34	20,265,000	21,381,244
PacifiCorp (7.125% to 8-15-31, then 5 Year CMT + 3.292%)	7.125	08-15-56	21,541,000	21,171,259
PacifiCorp (7.375% to 9-15-30, then 5 Year CMT + 3.319%)	7.375	09-15-55	19,245,000	19,490,795
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (C)	4.750	02-03-31	12,710,000	12,703,079
PG&E Corp. (6.850% to 9-15-31, then 5 Year CMT + 3.225%)	6.850	09-15-56	13,898,000	13,875,500
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	32,984,000	34,122,047
The Southern Company	5.700	03-15-34	17,092,000	18,179,849
The Southern Company (6.375% to 3-15-35, then 5 Year CMT + 2.069%)	6.375	03-15-55	23,319,000	24,396,781
Gas utilities 0.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (C)	7.200	10-15-54	7,104,000	7,422,344
Independent power and renewable electricity producers 0.5%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	18,358,390	17,477,188
Capital Power US Holdings, Inc. (C)	5.257	06-01-28	10,376,000	10,588,507
Capital Power US Holdings, Inc. (C)	6.189	06-01-35	17,526,000	18,490,540
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers (continued)
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (C)(E)	8.000	10-15-26	7,457,000	$7,579,787
Vistra Operations Company LLC (C)	4.300	07-15-29	16,948,000	16,956,429
Vistra Operations Company LLC (C)	4.700	01-31-31	9,717,000	9,772,595
Vistra Operations Company LLC (C)	6.000	04-15-34	21,510,000	22,803,138
Vistra Operations Company LLC (C)	6.950	10-15-33	25,047,000	28,078,864
Multi-utilities 0.7%
CenterPoint Energy, Inc. (5.950% to 4-1-31, then 5 Year CMT + 2.223%) (D)	5.950	04-01-56	15,711,000	15,862,815
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (D)	6.850	02-15-55	6,250,000	6,641,588
CenterPoint Energy, Inc. (7.000% to 2-15-30, then 5 Year CMT + 3.254%)	7.000	02-15-55	9,814,000	10,314,622
Dominion Energy, Inc. (6.000% to 2-15-31, then 5 Year CMT + 2.262%)	6.000	02-15-56	21,064,000	21,374,757
Dominion Energy, Inc. (6.200% to 2-15-36, then 5 Year CMT + 2.006%)	6.200	02-15-56	25,953,000	26,421,633
Dominion Energy, Inc. (6.875% to 2-1-30, then 5 Year CMT + 2.386%)	6.875	02-01-55	16,071,000	16,828,024
Dominion Energy, Inc. (7.000% to 6-1-34, then 5 Year CMT + 2.511%)	7.000	06-01-54	9,130,000	9,911,355
NiSource, Inc.	3.600	05-01-30	8,333,000	8,174,084
NiSource, Inc. (5.750% to 7-15-31, then 5 Year CMT + 2.035%)	5.750	07-15-56	20,902,000	21,031,258
Sempra	5.500	08-01-33	16,859,000	17,783,335

Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%)	6.400	10-01-54	19,192,000	19,580,408

WEC Energy Group, Inc. (5.625% to 5-15-31, then 5 Year CMT + 1.905%)	5.625	05-15-56	13,064,000	13,146,421
Municipal bonds 0.0%				$12,316,446
(Cost $16,097,000)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	12,316,446
Term loans (F) 0.2%				$59,162,575
(Cost $59,154,563)
Health care 0.0%				8,459,064
Pharmaceuticals 0.0%
Endo Finance Holdings LP, 2024 1st Lien Term Loan (1 month CME Term SOFR + 3.750%)	7.423	04-23-31	8,456,950	8,459,064
Industrials 0.1%				37,370,977
Commercial services and supplies 0.0%
GFL ES US LLC, 2025 Term Loan B (3 month CME Term SOFR + 2.500%)	6.273	03-03-32	10,969,508	10,974,115
Trading companies and distributors 0.1%
Gloves Buyer, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.000%)	7.673	05-21-32	26,529,510	26,396,862
Materials 0.1%				13,332,534
Construction materials 0.1%

Quikrete Holdings, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.250%)	5.923	02-10-32	13,346,148	13,332,534

Collateralized mortgage obligations 6.1%				$1,670,074,865
(Cost $1,897,396,013)
Commercial and residential 5.1%				1,395,628,953
A&D Mortgage Trust
Series 2025-NQM5, Class A1 (5.120% to 11-1-29, then 6.120% thereafter) (C)	5.120	12-25-70	12,826,477	12,875,889
Series 2026-NQM1, Class A1 (C)(G)	4.912	02-25-71	18,086,878	18,119,089
Series 2026-NQM2, Class A1 (C)(G)	4.811	03-25-71	25,746,000	25,745,676
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(G)	0.990	04-25-53	3,065,764	2,956,162
Series 2021-4, Class A1 (C)(G)	1.035	01-20-65	14,452,129	12,593,743
Series 2021-5, Class A1 (C)(G)	0.951	07-25-66	14,041,293	12,406,180
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter) (C)	4.800	11-26-68	16,392,825	16,411,264
Series 2025-10, Class A1 (C)(G)	4.960	09-25-70	9,367,073	9,397,309
Series 2025-11, Class A1 (C)(G)	4.975	10-25-70	14,293,498	14,343,512
Series 2026-1, Class A1 (C)(G)	4.747	02-25-71	24,469,826	24,475,334
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(G)	1.175	10-25-48	6,786,571	6,250,519
Avenue of Americas
Series 2025-1301, Class A (C)(G)	5.059	08-11-42	20,472,000	20,958,957
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BAHA Trust
Series 2024-MAR, Class A (C)(G)	6.171	12-10-41	27,273,000	$28,469,221
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(G)	3.719	11-05-32	11,565,000	10,458,390
BANK5
Series 2025-5YR18, Class A3	5.145	12-15-58	18,469,000	19,189,513
Series 2025-5YR19, Class A3	5.270	12-15-58	12,387,000	12,963,996
Series 2026-5YR20, Class A3	5.104	02-15-59	7,951,000	8,251,070
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	7,800,547	7,342,716
Series 2024-5C29, Class A3	5.208	09-15-57	7,133,000	7,373,234
Series 2024-5C31, Class A3	5.609	12-15-57	7,781,000	8,156,352
Series 2025-5C38, Class A3	5.146	11-15-58	14,728,000	15,305,102
Series 2026-5C40, Class A3	5.248	02-15-59	13,004,000	13,597,609
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	10,857,748	10,553,156
Series 2019-B13, Class A2	2.889	08-15-57	13,214,186	12,866,870
Series 2024-V12, Class A3	5.738	12-15-57	25,071,000	26,413,254
Series 2026-V20, Class A3	5.184	02-15-59	9,792,000	10,212,425
BMO Mortgage Trust
Series 2024-5C8, Class A3 (G)	5.625	12-15-57	7,823,000	8,206,203
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(G)	0.941	02-25-49	4,808,943	4,583,193
BX Trust
Series 2019-OC11, Class A (C)	3.202	12-09-41	11,006,000	10,577,014
Series 2022-CLS, Class A (C)	5.760	10-13-27	19,433,000	19,486,478
CENT Trust
Series 2025-CITY, Class A (C)(G)	4.920	07-10-40	14,258,000	14,613,460
Citigroup Commercial Mortgage Trust
Series 2023-SMRT, Class A (C)(G)	5.820	10-12-40	20,164,000	20,784,846
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(G)	0.924	08-25-66	10,067,878	8,654,755
Series 2021-3, Class A1 (C)(G)	0.956	09-27-66	14,030,909	12,241,039
Series 2021-HX1, Class A1 (C)(G)	1.110	10-25-66	9,945,161	8,752,392
Series 2025-6, Class A1 (5.529% to 7-1-29, then 6.529% thereafter) (C)	5.529	08-25-70	10,151,305	10,264,771
COLT Trust
Series 2020-RPL1, Class A1 (C)(G)	1.390	01-25-65	27,138,126	23,743,279
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.456	05-10-51	220,604,545	1,700,354
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM2, Class A1 (C)(G)	1.179	02-25-66	10,516,670	9,560,433
Series 2021-NQM3, Class A1 (C)(G)	1.015	04-25-66	7,203,294	6,383,617
Series 2021-NQM6, Class A1 (C)(G)	1.174	07-25-66	17,396,585	15,297,876
Cross Mortgage Trust
Series 2025-H8, Class A1 (C)(G)	5.003	11-25-70	13,315,916	13,374,985
Series 2025-H9, Class A1 (C)(G)	5.036	11-25-70	16,128,700	16,200,942
Series 2026-NQM1, Class A1 (C)(G)	4.699	02-25-61	23,610,172	23,603,991
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(G)	0.797	02-25-66	1,978,853	1,757,341
Series 2021-2, Class A1 (C)(G)	0.931	06-25-66	10,165,221	8,794,126
Series 2025-INV4, Class A1 (C)	5.100	10-25-70	9,324,123	9,391,168
Series 2026-NQM1, Class A1 (C)(G)	4.771	02-25-71	13,652,420	13,675,408
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(G)	2.500	02-01-51	22,439,525	19,233,118
GCAT Trust
Series 2021-NQM1, Class A1 (C)(G)	0.874	01-25-66	5,525,214	5,002,660
Series 2021-NQM2, Class A1 (C)(G)	1.036	05-25-66	6,767,728	5,956,915
Series 2021-NQM3, Class A1 (C)(G)	1.091	05-25-66	10,574,970	9,458,576
Series 2025-NQM5, Class A1 (C)(G)	4.981	08-25-70	16,867,635	16,930,249
GGP Trust
Series 2026-TY, Class A (C)(G)	4.670	03-05-43	20,246,000	20,471,822
GS Mortgage-Backed Securities Trust
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-NQM1, Class A1 (C)(G)	1.382	09-27-60	1,319,549	$1,264,349
Series 2021-NQM1, Class A1 (C)(G)	1.017	07-25-61	3,988,288	3,711,581
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-37	13,378,471	209,476
Series 2007-4, Class ES IO	0.350	07-19-37	13,594,756	209,378
Series 2007-6, Class ES IO (C)	0.343	08-19-37	14,404,573	165,246
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A (C)(G)	5.467	01-13-40	22,788,000	23,759,749
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(G)	1.071	06-25-56	6,176,322	5,608,064
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	13,891,346
MFA Trust
Series 2021-NQM1, Class A1 (C)(G)	1.153	04-25-65	3,577,792	3,380,194
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1 (C)(G)	5.119	11-25-70	11,339,798	11,402,759
Natixis Commercial Mortgage Securities Trust
Series 2018-ALXA, Class C (C)(G)	4.316	01-15-43	7,402,000	6,983,646
New Residential Mortgage Loan Trust
Series 2025-NQM6, Class A1 (C)(G)	5.085	10-25-65	19,833,310	19,975,289
Series 2026-NQM1, Class A1 (C)(G)	4.824	11-25-65	14,510,048	14,523,615
Series 2026-NQM2, Class A1 (C)(G)	4.743	12-25-65	10,912,444	10,960,583
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A (C)(G)	4.312	11-05-41	15,772,000	15,757,884
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	6,007,715	5,706,263
OBX Trust
Series 2020-EXP2, Class A3 (C)(G)	2.500	05-25-60	4,136,770	3,617,132
Series 2021-NQM2, Class A1 (C)(G)	1.101	05-25-61	12,847,627	10,815,132
Series 2021-NQM3, Class A1 (C)(G)	1.054	07-25-61	15,604,093	13,349,759
Series 2025-NQM18, Class A1 (C)(G)	5.057	09-25-65	7,289,312	7,341,495
Series 2025-NQM19, Class A1 (C)(G)	4.869	10-25-65	14,872,070	14,917,814
Series 2025-NQM20, Class A1 (C)(G)	5.021	10-25-65	16,586,938	16,690,302
Series 2025-NQM21, Class A1 (C)(G)	4.989	10-25-65	11,278,088	11,344,416
Series 2025-NQM23, Class A1 (C)(G)	4.872	10-25-65	20,449,455	20,540,715
Series 2026-NQM1, Class A1 (C)(G)	4.846	11-25-65	13,243,189	13,282,874
Series 2026-NQM2, Class A1 (C)(G)	4.818	12-01-65	28,688,433	28,764,951
Series 2026-NQM3, Class A1 (C)(G)	4.652	01-25-66	24,511,000	24,500,928
PRKCM Trust
Series 2026-AFC1, Class A1 (C)(G)	4.677	02-25-61	11,494,740	11,488,624
Progress Residential Trust
Series 2025-SFR1, Class A (C)	3.400	02-17-42	18,327,751	17,755,482
Series 2025-SFR2, Class A (C)	3.305	04-17-42	14,516,862	13,979,094
Series 2025-SFR5, Class A (C)	3.850	10-17-42	15,741,867	15,433,505
Series 2025-SFR6, Class A (C)	4.000	12-17-42	10,965,000	10,837,337
Series 2026-SFR1, Class A (C)	3.850	02-17-43	14,160,000	13,813,132
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(G)	2.000	01-25-36	15,908,201	14,524,351
ROCK Trust
Series 2024-CNTR, Class A (C)	5.388	11-13-41	21,363,000	22,109,778
Series 2024-CNTR, Class D (C)	7.109	11-13-41	26,521,000	28,003,906
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	20,398,196
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(G)	2.447	12-25-66	17,157,361	15,709,475
Towd Point Mortgage Trust
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58	8,885,280	8,542,700
Series 2019-1, Class A1 (C)(G)	3.741	03-25-58	6,726,027	6,611,751
Series 2019-4, Class A1 (C)(G)	2.900	10-25-59	6,586,855	6,396,486
Series 2020-4, Class A1 (C)	1.750	10-25-60	11,482,209	10,613,316
Series 2024-4, Class A1A (C)(G)	4.569	10-27-64	25,988,850	26,478,808
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A (C)(G)	5.229	07-13-44	15,562,000	$15,899,909
Verus Securitization Trust
Series 2021-3, Class A1 (C)(G)	1.046	06-25-66	9,310,979	8,452,901
Series 2021-4, Class A1 (C)(G)	0.938	07-25-66	6,684,475	5,789,006
Series 2021-5, Class A1 (C)(G)	1.013	09-25-66	10,831,159	9,579,242
Series 2021-R1, Class A1 (C)(G)	0.820	10-25-63	1,747,389	1,698,109
Series 2025-11, Class A1 (C)(G)	4.914	11-25-70	21,259,460	21,339,015
Series 2025-R2, Class A1 (C)(G)	5.086	07-25-67	9,804,093	9,909,461
Series 2026-2, Class A1 (C)(G)	4.590	02-25-71	18,169,000	18,152,101
Wells Fargo Commercial Mortgage Trust
Series 2025-5C4, Class A3	5.673	05-15-58	15,330,000	16,150,278
Series 2025-5C6, Class A3	5.186	10-15-58	17,844,000	18,519,304
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A (C)(G)	5.528	07-15-40	17,713,000	18,381,193
U.S. Government Agency 1.0%				274,445,912
Federal Home Loan Mortgage Corp.
Series T-41, Class 3A (G)	4.464	07-25-32	587	552
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	37	38
Government National Mortgage Association
Series 2008-90, Class IO	2.018	12-16-50	1,931,029	241,287
Series 2012-114, Class IO	0.635	01-16-53	6,066,628	90,154
Series 2012-120, Class IO	0.646	02-16-53	3,137,962	46,747
Series 2013-63, Class IO	0.699	09-16-51	2,751,751	63,424
Series 2016-174, Class IO	0.724	11-16-56	19,729,300	607,402
Series 2017-109, Class IO	0.202	04-16-57	31,333,110	309,358
Series 2017-124, Class IO	0.627	01-16-59	21,351,011	773,353
Series 2017-135, Class IO	0.693	10-16-58	41,541,737	1,265,906
Series 2017-140, Class IO	0.485	02-16-59	21,026,520	538,292
Series 2017-159, Class IO	0.414	06-16-59	29,643,479	725,079
Series 2017-169, Class IO	0.520	01-16-60	72,550,145	1,990,348
Series 2017-20, Class IO	0.477	12-16-58	66,869,216	1,311,192
Series 2017-22, Class IO	0.769	12-16-57	9,176,115	329,061
Series 2017-41, Class IO	0.494	07-16-58	20,022,657	467,109
Series 2017-46, Class IO	0.651	11-16-57	38,415,729	1,437,355
Series 2017-61, Class IO	0.688	05-16-59	11,987,309	412,779
Series 2017-74, Class IO	0.388	09-16-58	39,532,406	610,693
Series 2017-89, Class IO	0.436	07-16-59	18,742,400	453,553
Series 2018-114, Class IO	0.592	04-16-60	27,575,736	1,083,175
Series 2018-158, Class IO	0.799	05-16-61	73,024,259	4,398,310
Series 2018-35, Class IO	0.544	03-16-60	63,895,081	1,971,010
Series 2018-43, Class IO	0.455	05-16-60	69,922,748	2,204,503
Series 2018-68, Class IO	0.425	01-16-60	11,368,165	343,547
Series 2018-69, Class IO	0.610	04-16-60	29,525,304	1,331,591
Series 2018-81, Class IO	0.486	01-16-60	19,099,062	789,131
Series 2018-9, Class IO	0.444	01-16-60	53,700,942	1,586,433
Series 2018-99, Class IO	0.452	06-16-60	44,027,822	1,162,348
Series 2019-131, Class IO	0.803	07-16-61	60,573,684	3,456,771
Series 2020-100, Class IO	0.787	05-16-62	71,555,194	4,299,251
Series 2020-108, Class IO	0.847	06-16-62	177,273,414	10,201,642
Series 2020-114, Class IO	0.799	09-16-62	164,404,038	8,588,927
Series 2020-118, Class IO	0.887	06-16-62	141,543,818	8,915,831
Series 2020-119, Class IO	0.608	08-16-62	69,727,466	3,195,387
Series 2020-120, Class IO	0.759	05-16-62	37,893,498	2,213,098
Series 2020-137, Class IO	0.799	09-16-62	240,692,452	14,835,416
Series 2020-150, Class IO	0.967	12-16-62	116,765,242	7,959,793
Series 2020-170, Class IO	0.836	11-16-62	158,330,521	10,210,925
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2020-92, Class IO	0.882	02-16-62	29,556,839	$1,642,893
Series 2021-110, Class IO	0.876	11-16-63	93,653,349	6,321,610
Series 2021-163, Class IO	0.809	03-16-64	110,086,898	6,319,263
Series 2021-183, Class IO	0.870	01-16-63	85,647,586	4,878,255
Series 2021-3, Class IO	0.871	09-16-62	201,907,493	12,859,327
Series 2021-40, Class IO	0.822	02-16-63	53,165,656	3,258,741
Series 2022-150, Class IO	0.823	06-16-64	21,530,703	1,214,465
Series 2022-17, Class IO	0.802	06-16-64	132,204,300	7,370,826
Series 2022-181, Class IO	0.721	07-16-64	66,709,216	4,018,897
Series 2022-21, Class IO	0.785	10-16-63	58,563,216	3,603,711
Series 2022-53, Class IO	0.706	06-16-64	214,389,352	9,655,260
Series 2022-57, Class IO	0.756	09-16-63	160,783,029	7,945,544
Series 2023-177, Class IO	0.857	06-16-65	164,338,375	9,597,427
Series 2023-197, Class IO	1.242	09-16-65	50,338,274	4,172,278
Series 2023-30, Class IO	1.001	11-16-64	94,762,717	6,270,231
Series 2023-36, Class IO	0.935	10-16-64	151,697,751	9,140,988
Series 2023-62, Class IO	0.938	02-16-65	119,653,122	7,489,340
Series 2023-91, Class IO	0.876	04-16-65	139,241,424	9,622,668
Series 2024-193, Class IO	0.701	12-16-66	47,397,770	2,946,425
Series 2024-194, Class IO	0.960	08-16-67	87,091,659	6,448,789
Series 2025-126, Class IO	0.767	05-16-67	108,062,979	7,565,035
Series 2025-128, Class IO	0.926	09-16-67	208,115,995	16,865,866
Series 2025-3, Class IO	0.849	04-16-67	151,783,712	10,384,207
Series 2025-35, Class IO	0.763	09-16-66	48,708,812	2,827,624

Series 2025-73, Class IO	0.675	08-16-67	192,011,956	11,605,471
Asset-backed securities 5.5%				$1,524,669,970
(Cost $1,541,060,314)
Asset-backed securities 5.5%				1,524,669,970
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-29-30	4,836,773	4,806,456
Aligned Data Centers Issuer LLC
Series 2023-2A, Class A2 (C)	6.500	11-16-48	16,000,000	16,205,832
AMSR Trust
Series 2025-SFR1, Class A (C)	3.655	06-17-42	8,517,000	8,286,452
Series 2025-SFR2, Class A (C)	4.275	11-17-42	12,696,000	12,650,363
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	32,874,660	32,176,738
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	24,189,634	20,499,295
Series 2021-1A, Class A1 (C)	1.530	03-15-61	29,077,119	23,778,794
CLI Funding IX LLC
Series 2025-1A, Class A (C)	5.350	06-20-50	16,086,048	16,370,918
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	22,279,533	21,154,675
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	16,049,620	15,033,302
Series 2022-1A, Class A (C)	2.720	01-18-47	17,261,532	16,205,948
Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 (C)	5.250	02-25-49	15,364,000	15,468,790
Series 2025-1A, Class A1 (C)	5.316	05-25-50	15,448,000	15,652,932
Compass Datacenters Issuer III LLC
Series 2025-2A, Class A2 (C)	5.835	02-25-50	8,477,000	8,658,241
Concord Music Royalties LLC
Series 2025-2A, Class A (C)	5.785	07-20-75	14,561,000	14,999,229
Consolidated Communications LLC
Series 2025-1A, Class A2 (C)	6.000	05-20-55	18,817,000	19,290,502
Series 2025-4A, Class A2 (C)	5.522	12-20-55	10,432,000	10,642,802
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5 (H)	8.100	08-15-25	64,996	63,719
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	23

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
CyrusOne Data Centers Issuer I LLC
Series 2023-1A, Class A2 (C)	4.300	04-20-48	25,143,000	$24,881,583
Series 2024-2A, Class A2 (C)	4.500	05-20-49	25,041,000	24,734,130
DataBank Issuer LLC
Series 2026-1A, Class A2 (C)	5.811	02-25-56	16,587,000	16,777,001
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	14,161,560	14,107,709
Series 2025-1A, Class A2I (C)	4.891	08-20-55	9,583,980	9,681,184
Series 2025-1A, Class A2II (C)	5.165	08-20-55	10,240,335	10,382,359
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	6,691,521
Domino’s Pizza Master Issuer LLC
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,023,668	23,066,135
Series 2025-1A, Class A2I (C)	4.930	07-25-55	11,033,000	11,231,342
Series 2025-1A, Class A2II (C)	5.217	07-25-55	12,818,000	13,153,616
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	20,705,955	20,187,899
Series 2021-1A, Class A2 (C)	2.791	10-20-51	28,883,064	27,475,298
Series 2025-1A, Class A2 (C)	5.296	10-20-55	14,051,783	14,171,439
FirstKey Homes Trust
Series 2021-SFR1, Class D (C)	2.189	08-17-38	23,526,000	23,244,349
Flexential Issuer LLC
Series 2025-1A, Class A2 (C)	6.030	10-25-60	10,590,000	10,763,824
Ford Credit Auto Owner Trust
Series 2026-1, Class A (4.320% to 2-15-31, then 8.630% thereafter) (C)	4.320	08-15-38	23,820,000	24,207,844
GBX Leasing LLC
Series 2026-1A, Class A (C)	5.130	02-20-56	17,589,000	17,904,654
GM Financial Revolving Receivables Trust
Series 2024-1, Class A (C)	4.980	12-11-36	13,109,000	13,553,395
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	4,789,585	4,775,973
Series 2021-1A, Class A2 (C)	2.773	04-20-29	11,985,228	11,931,689
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	25,251,000	25,049,944
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	6,580,000	6,512,479
Series 2024-1A, Class A2 (C)	5.893	06-20-54	7,157,000	7,273,977
Invitation Homes Trust
Series 2024-SFR1, Class A (C)	4.000	09-17-41	26,700,048	26,499,517
Jersey Mike’s Funding LLC
Series 2024-1A, Class A2 (C)	5.636	02-15-55	21,366,180	21,970,490
Series 2025-1A, Class A2 (C)	5.610	08-16-55	20,592,520	21,350,172
Series 2026-1A, Class A2I (C)	4.952	02-15-56	21,572,000	21,851,243
Kinetic ABS Issuer LLC
Series 2026-1A, Class A2 (C)	5.219	02-25-56	9,658,000	9,813,662
Lyra Music Assets LP
Series 2025-1A, Class A2 (C)	5.604	09-20-65	16,411,614	16,643,063
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2 (C)	5.400	08-20-55	18,172,000	18,551,168
Series 2025-4A, Class A2 (C)	5.163	12-20-55	8,609,000	8,747,615
Navient Refinance Loan Trust
Series 2026-A, Class A (C)	4.500	01-18-56	23,961,000	24,012,274
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	9,916,550	8,920,496
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	44,614,739	43,085,310
Series 2022-1A, Class A2 (C)	3.695	01-30-52	17,840,640	17,009,591
New Economy Assets - Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	39,514,000	33,518,078
Series 2021-1, Class B1 (C)	2.410	10-20-61	16,160,000	10,409,275
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	2,100,079	2,081,239
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	5.434	08-25-35	36,985	$36,891
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A (C)	5.000	09-15-48	17,032,000	17,063,071
RIN II, Ltd.
Series 2019-1A, Class AR (3 month CME Term SOFR + 1.480%) (B)(C)	5.152	01-15-38	13,500,000	13,492,953
RIN XII LLC
Series 2025-1A, Class A1 (3 month CME Term SOFR + 1.300%) (B)(C)	4.972	04-15-38	14,005,000	13,990,449
Sabey Data Center Issuer LLC
Series 2026-1, Class A2 (C)	5.482	01-20-51	15,415,000	15,652,557
Scalelogix ABS US Issuer LLC
Series 2025-1A, Class A2 (C)	5.673	07-25-55	15,808,000	15,999,199
ServiceMaster Funding LLC
Series 2021-1, Class A2II (C)	3.113	07-30-51	15,708,898	13,811,201
SERVPRO Master Issuer LLC
Series 2024-1A, Class A2 (C)	6.174	01-25-54	10,641,820	11,063,518
Sesac Finance LLC
Series 2025-1, Class A2 (C)	5.500	07-25-55	17,714,000	17,750,553
SMB Private Education Loan Trust
Series 2021-A, Class APT2 (C)	1.070	01-15-53	6,737,235	6,224,092
Series 2024-A, Class A1A (C)	5.240	03-15-56	23,832,027	24,650,869
Series 2024-E, Class A1A (C)	5.090	10-16-56	15,099,270	15,447,752
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	26,173,665	25,951,260
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,020,488	20,701,565
Sprite, Ltd.
Series 2026-1, Class A (C)	5.227	03-15-41	14,717,000	14,837,429
Subway Funding LLC
Series 2024-1A, Class A2I (C)	6.028	07-30-54	11,773,963	11,905,359
Series 2024-1A, Class A2II (C)	6.268	07-30-54	10,964,213	11,230,167
Series 2024-3A, Class A23 (C)	5.914	07-30-54	27,666,788	27,660,695
Summit Issuer LLC
Series 2025-1A, Class A2 (C)	5.208	11-20-55	18,465,000	18,758,374
Switch ABS Issuer LLC
Series 2024-2A, Class A2 (C)	5.436	06-25-54	6,169,000	6,187,142
Series 2025-1A, Class A2 (C)	5.036	03-25-55	25,018,000	24,844,855
Series 2025-2A, Class A21 (C)	5.121	10-25-55	12,213,000	12,302,812
Taco Bell Funding LLC
Series 2025-1A, Class A2I (C)	4.821	08-25-55	19,738,000	19,957,532
Series 2025-1A, Class A2II (C)	5.049	08-25-55	16,573,000	16,907,891
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	16,217,681	14,995,082
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	27,198,777	25,809,273
Series 2021-1A, Class A (C)	1.860	03-20-46	16,552,122	15,483,080
Uniti Fiber Issuer LLC
Series 2025-1A, Class A2 (C)	5.877	04-20-55	11,838,000	12,158,604
Series 2025-2A, Class A2 (C)	5.177	01-20-56	10,664,000	10,776,805
Vantage Data Centers LLC
Series 2020-2A, Class A2 (C)	1.992	09-15-45	17,311,000	16,606,816
VB-S1 Issuer LLC
Series 2026-1A, Class C2 (C)	4.693	03-15-56	11,951,000	12,017,918
Verizon Master Trust
Series 2025-9, Class A1A	3.960	10-21-30	16,296,000	16,359,046
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	27,540,476	25,966,284
Willis Engine Structured Trust IX
Series 2025-B, Class A (C)	5.159	12-15-50	10,747,703	10,863,662
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	5,845,980	5,699,134
Willis Engine Structured Trust VIII
Series 2025-A, Class A (C)	5.582	06-15-50	8,999,791	9,213,292
Wingstop Funding LLC
Series 2024-1A, Class A2 (C)	5.858	12-05-54	11,985,000	12,447,466
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	25

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	20,268,920	$19,437,501
Zayo Issuer LLC
Series 2025-1A, Class A2 (C)	5.648	03-20-55	21,747,000	22,240,296

	Shares	Value
Common stocks 0.0%		$3,040,401
(Cost $17,499,516)
Energy 0.0%		3,040,401
Oil, gas and consumable fuels 0.0%

Altera Infrastructure LP (I)(J)	75,183	3,040,401

Preferred securities 0.1%		$35,249,380
(Cost $36,583,750)
Communication services 0.0%		10,370,630
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	10,370,630
Utilities 0.1%		24,878,750
Electric utilities 0.1%
NextEra Energy, Inc., 7.375%	497,575	24,878,750

	Yield (%)	Shares	Value
Short-term investments 1.7%			$479,489,250
(Cost $479,488,905)
Short-term funds 1.7%			479,489,250
John Hancock Collateral Trust (K)	3.5447(L)	47,934,545	479,489,250

Total investments (Cost $28,039,522,587) 101.4%	$28,012,567,619
Other assets and liabilities, net (1.4%)	(396,100,047)
Total net assets 100.0%	$27,616,467,572

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (0.5%)				$(136,504,158)
(Proceeds received $133,839,251)
U.S. Government Agency (0.5%)				(136,504,158)
Federal National Mortgage Association 30 Yr Pass Thru (A)	3.500	TBA	(144,844,000)	(136,504,158)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,971,884,714 or 25.2% of the fund’s net assets as of 2-28-26.
(D)	All or a portion of this security is on loan as of 2-28-26. The value of securities on loan amounted to $102,519,394.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(H)	The security has matured but proceeds have not been received.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $105,348,797.
(L)	The rate shown is the annualized seven-day yield as of 2-28-26.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	27

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	2,400	Long	Jun 2026	$272,101,103	$273,150,000	$1,048,897
						$1,048,897
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
28	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$13,163,668,426	—	$13,163,668,426	—
Foreign government obligations	45,761,625	—	45,761,625	—
Corporate bonds	11,019,134,681	—	11,019,134,681	—
Municipal bonds	12,316,446	—	12,316,446	—
Term loans	59,162,575	—	59,162,575	—
Collateralized mortgage obligations	1,670,074,865	—	1,670,074,865	—
Asset-backed securities	1,524,669,970	—	1,524,669,970	—
Common stocks	3,040,401	—	—	$3,040,401
Preferred securities	35,249,380	$35,249,380	—	—
Short-term investments	479,489,250	479,489,250	—	—
Total investments in securities	$28,012,567,619	$514,738,630	$27,494,788,588	$3,040,401
Liabilities
Sale commitments outstanding	(136,504,158)	—	$(136,504,158)	—
Derivatives:
Assets
Futures	1,048,897	$1,048,897	—	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	47,934,545	$158,161,006	$4,933,560,382	$(4,612,290,544)	$111,201	$(52,795)	$6,750,159	—	$479,489,250
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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